DIMENSIONAL EMERGING MARKETS VALUE FUND

FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

Dimensional Emerging Markets Value Fund

NOTES TO FINANCIAL STATEMENTS Organization Security Valuation Financial Instruments Federal Tax Cost Recently Issued Accounting Standards Other Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments Investment Abbreviations ADR GDR P.L.C. SA Investment Footnotes »

American Depositary Receipt Global Depositary Receipt Public Limited Company Special Assessment

Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

* # † @ § ^^

Non-Income Producing Securities. Total or Partial Securities on Loan.

See Security Valuation Note within the Notes to Schedules of Investments. Security purchased with cash proceeds from Securities on Loan.

Affiliated Fund.

See Federal Tax Cost Note within the Notes to Schedules of Investments.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
BRAZIL — (6.9%)
	Alliar Medicos A Frente SA	242,900	$1,192,210
	Banco Bradesco SA, ADR.	903,266	6,891,918
	Banco Bradesco SA.	763,469	5,588,837
	Banco do Brasil SA.	4,302,386	48,764,259
	Banco Santander Brasil SA	1,904,406	18,707,878
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	1,128,774
	Camil Alimentos S.A	717,647	1,506,479
	Cia Siderurgica Nacional SA.	137,400	413,875
	Cogna Educacao	10,675,805	28,966,715
	Construtora Tenda SA.	765,395	6,394,675
	Cosan SA.	445,603	8,292,757
	CSU Cardsystem SA.	189,200	501,429
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,951,278	14,489,011
	Direcional Engenharia SA.	1,153,024	4,393,908
	Duratex SA	2,791,295	10,232,880
	Embraer SA.	1,042,062	4,413,909
	Embraer SA, Sponsored ADR.	853,611	14,374,809
	Enauta Participacoes SA.	1,007,273	3,833,788
*	Even Construtora e Incorporadora SA	1,706,156	6,665,108
	Ez Tec Empreendimentos e Participacoes SA	963,890	12,513,955
	Fras-Le SA.	38,800	62,332
	Gafisa SA, ADR.	164,984	625,272
#	Gerdau SA, Sponsored ADR.	6,761,483	31,643,740
	Gerdau SA.	1,159,266	4,948,252
*	Helbor Empreendimentos SA.	3,265,072	3,285,962
	Industrias Romi SA	212,800	820,373
	International Meal Co. Alimentacao SA, Class A	1,190,264	2,417,993
	Iochpe-Maxion SA.	1,450,406	7,356,003
	JBS SA.	5,738,488	36,955,938
	JHSF Participacoes SA.	1,753,405	3,222,177
	Kepler Weber SA.	7,000	48,872
*	Marisa Lojas SA	1,090,350	3,414,186
*	Mills Estruturas e Servicos de Engenharia SA.	218,008	467,822
	MRV Engenharia e Participacoes SA.	2,797,790	13,634,212
*	Paranapanema SA.	79,099	470,245
*	Petro Rio SA.	87,499	979,271
	Petroleo Brasileiro SA, Sponsored ADR	13,541,734	179,427,975
	Petroleo Brasileiro SA, Sponsored ADR	11,686,374	164,894,737
	Petroleo Brasileiro SA.	13,010,994	92,206,526
*	Positivo Tecnologia SA.	33,500	58,355
	Restoque Comercio e Confeccoes de Roupas SA.	100	397
	Santos Brasil Participacoes SA.	646,759	1,135,672
	Sao Carlos Empreendimentos e Participacoes SA.	58,500	705,945
	Sao Martinho SA	126,850	742,570
	SLC Agricola SA.	1,154,934	6,143,323
*	Springs Global Participacoes SA.	128,800	381,353
	Sul America SA	1,887,431	27,765,412
#*	Suzano SA, Sponsored ADR.	795,605	7,327,520
	T4F Entretenimento SA.	180,700	217,299
*	Tecnisa SA	3,050,479	1,303,502
	Trisul SA.	314,305	1,196,276
	Tupy SA.	898,506	5,222,018
	Usinas Siderurgicas de Minas Gerais SA	549,500	1,316,460
	Vale SA, Sponsored ADR	2,238,636	26,259,199
	Vale SA.	27,820,681	326,564,623

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	745,237	$3,057,445

TOTAL BRAZIL.			1,155,546,431

CHILE — (1.1%)
	Banco de Credito e Inversiones SA.	465	19,414
	Besalco SA.	530,992	261,714
	CAP SA.	917,010	5,452,615
	Cementos BIO BIO SA.	665,307	655,431
	Cencosud SA.	13,367,788	16,529,144
	Cia Pesquera Camanchaca SA.	1,334,309	110,848
*	Cia Sud Americana de Vapores SA.	35,367,945	1,111,902
	Cristalerias de Chile SA.	264,624	1,697,855
*	Empresa Nacional de Telecomunicaciones SA.	712,006	4,669,074
	Empresas CMPC SA.	8,903,438	20,409,399
	Empresas COPEC SA.	2,448,636	21,844,464
	Empresas Hites SA.	1,895,532	449,584
*	Empresas La Polar SA.	15,891,479	293,365
	Enel Americas SA, ADR	4,955,978	48,568,584
	Enel Americas SA	39,710,521	7,815,080
	Enel Chile SA, ADR	1,762,270	8,317,914
	Grupo Security SA.	3,945,934	892,533
	Inversiones Aguas Metropolitanas SA.	3,697,942	3,463,608
	Itau CorpBanca.	792,941,048	3,855,302
#	Latam Airlines Group SA, Sponsored ADR.	593,184	4,905,632
	Latam Airlines Group SA.	1,238,786	10,287,314
*	Masisa SA.	34,613,149	1,269,503
	PAZ Corp. SA	2,101,724	1,727,823
	Ripley Corp. SA.	11,002,828	5,136,930
	Salfacorp SA.	2,913,309	1,509,744
	Sigdo Koppers SA.	187,924	232,478
	SMU SA.	449,171	77,940
	Sociedad Matriz SAAM SA	54,199,027	4,300,508
	Socovesa SA.	5,467,522	1,604,863
	SONDA SA	53,757	41,574
	Vina Concha y Toro SA.	1,536,816	2,760,910

TOTAL CHILE			180,273,049

CHINA — (21.7%)
*	21Vianet Group, Inc., ADR.	83,775	774,081
#	361 Degrees International, Ltd	7,294,000	1,142,618
	Agile Group Holdings, Ltd	13,042,999	17,163,781
	Agricultural Bank of China, Ltd., Class H.	163,331,000	63,058,603
	Air China, Ltd., Class H.	19,526,000	16,024,386
	Ajisen China Holdings, Ltd	2,893,000	813,962
*	Aluminum Corp. of China, Ltd., Class H.	26,224,000	7,666,534
	AMVIG Holdings, Ltd	3,169,100	763,366
	Angang Steel Co., Ltd., Class H	13,869,632	4,635,689
#	Anton Oilfield Services Group	26,118,000	2,412,308
	Asia Cement China Holdings Corp	4,505,500	5,656,220
#*	Asian Citrus Holdings, Ltd	4,633,000	67,109
*	AVIC International Holdings, Ltd., Class H.	2,226,000	2,318,129
	AviChina Industry & Technology Co., Ltd., Class H.	6,170,000	2,566,854
	BAIC Motor Corp., Ltd., Class H.	15,042,000	7,414,134
	Bank of China, Ltd., Class H.	392,621,817	151,876,640
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,619,414
	Bank of Communications Co., Ltd., Class H.	48,157,574	30,848,074
	Bank of Tianjin Co., Ltd., Class H.	29,000	12,340

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Zhengzhou Co., Ltd., Class H.	127,000	$39,417
*	Baoye Group Co., Ltd., Class H	1,697,120	946,065
#	BBMG Corp., Class H	16,275,000	4,348,080
	Beijing Capital International Airport Co., Ltd., Class H	11,422,000	9,199,407
#	Beijing Capital Land, Ltd., Class H	9,430,589	2,466,168
*	Beijing Enterprises Clean Energy Group, Ltd	4,880,000	32,908
	Beijing Enterprises Holdings, Ltd	3,086,500	13,495,416
#*	Beijing Enterprises Medical & Health Group, Ltd	3,048,000	68,353
#	Beijing Enterprises Water Group, Ltd	8,304,000	3,692,950
#	Beijing North Star Co., Ltd., Class H.	5,928,000	1,685,048
*	Beijing Properties Holdings, Ltd	456,000	11,059
	Beijing Urban Construction Design & Development Group Co., Ltd.,
	Class H.	78,000	22,595
	Best Pacific International Holdings, Ltd	396,000	107,770
	Boyaa Interactive International, Ltd	1,548,000	185,291
	Brilliance China Automotive Holdings, Ltd	16,650,000	14,757,072
#	BYD Electronic International Co., Ltd	4,503,000	8,643,654
	C C Land Holdings, Ltd	18,827,429	4,361,912
	Cabbeen Fashion, Ltd	1,134,000	214,820
*	Capital Environment Holdings, Ltd	12,116,000	214,199
*	CAR, Inc	2,943,000	1,950,598
	Carrianna Group Holdings Co., Ltd	3,478,391	324,927
*	CECEP COSTIN New Materials Group, Ltd	132,000	1,912
	Central China Real Estate, Ltd	6,432,350	3,694,039
*	Century Sunshine Group Holdings, Ltd	11,885,000	312,497
*	CGN Meiya Power Holdings Co., Ltd	13,032,000	1,633,760
	Changshouhua Food Co., Ltd	95,000	33,043
#	Changyou.com, Ltd., ADR.	56,310	600,828
#	Chaowei Power Holdings, Ltd	4,651,000	1,537,964
	Cheetah Mobile, Inc., ADR	183,900	636,294
	China Aerospace International Holdings, Ltd	11,888,000	662,164
	China Agri-Industries Holdings, Ltd	15,955,500	8,522,114
	China Aircraft Leasing Group Holdings, Ltd	375,500	382,997
	China Aoyuan Group, Ltd	5,430,000	7,236,315
*	China Beidahuang Industry Group Holdings, Ltd	408,000	4,325
	China BlueChemical, Ltd., Class H.	16,542,878	3,508,549
	China Cinda Asset Management Co., Ltd., Class H.	52,825,000	10,565,136
	China CITIC Bank Corp., Ltd., Class H	58,303,112	30,434,681
	China Coal Energy Co., Ltd., Class H.	11,893,000	4,046,013
	China Common Rich Renewable Energy Investments, Ltd	14,642,000	1,767,424
	China Communications Construction Co., Ltd., Class H.	28,983,327	20,482,274
	China Communications Services Corp., Ltd., Class H	18,879,071	12,671,657
	China Construction Bank Corp., Class H	610,361,101	462,370,499
#*	China Dili Group.	4,137,899	1,265,345
	China Dongxiang Group Co., Ltd	19,415,000	1,995,231
#*	China Eastern Airlines Corp., Ltd., ADR.	5,953	135,669
#*	China Eastern Airlines Corp., Ltd., Class H.	12,286,000	5,594,021
	China Electronics Optics Valley Union Holding Co., Ltd	3,112,000	180,597
	China Energy Engineering Corp., Ltd., Class H.	2,002,000	234,709
	China Everbright Bank Co., Ltd., Class H.	17,817,000	7,147,724
	China Everbright Greentech Ltd	1,940,000	913,858
	China Everbright, Ltd	8,643,869	13,258,713
#	China Evergrande Group.	5,429,000	11,996,265
	China Fiber Optic Network System Group, Ltd	3,598,000	24,321
	China Financial Services Holdings, Ltd	1,884,000	95,153
	China Foods, Ltd	350,000	131,475
	China Galaxy Securities Co., Ltd., Class H.	20,220,500	10,029,294
	China Glass Holdings, Ltd	4,496,000	180,897
	China Harmony New Energy Auto Holding, Ltd	6,850,000	3,509,688

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China High Precision Automation Group, Ltd	429,000	$12,635
	China High Speed Transmission Equipment Group Co., Ltd	1,889,000	1,129,052
	China Hongqiao Group, Ltd	10,475,000	5,147,444
	China Huarong Asset Management Co., Ltd., Class H.	58,319,000	7,656,304
*	China Huiyuan Juice Group, Ltd	4,269,983	771,078
#	China International Capital Corp., Ltd., Class H	7,720,000	13,369,605
#	China International Marine Containers Group Co., Ltd., Class H	3,072,380	2,700,119
	China Jinmao Holdings Group, Ltd	29,784,580	19,911,636
	China Lesso Group Holdings, Ltd	9,127,000	11,731,743
*	China Longevity Group Co., Ltd	1,152,649	38,142
	China Machinery Engineering Corp., Class H.	6,614,000	2,458,542
	China Merchants Bank Co., Ltd., Class H.	1,687,000	8,133,973
#	China Merchants Land, Ltd	10,942,000	1,635,411
	China Merchants Port Holdings Co., Ltd	7,571,903	11,647,556
	China Merchants Securities Co., Ltd., Class H.	343,400	392,706
	China Minsheng Banking Corp., Ltd., Class H	48,043,900	33,540,582
	China Mobile, Ltd	41,965,000	344,937,679
	China Mobile, Ltd., Sponsored ADR.	1,608,724	66,022,033
*	China Modern Dairy Holdings, Ltd	445,000	55,163
	China National Building Material Co., Ltd., Class H	38,601,250	36,900,690
	China New Town Development Co., Ltd	11,705,522	225,616
#	China Oil & Gas Group, Ltd	17,900,000	595,879
	China Oilfield Services, Ltd., Class H	7,782,000	11,291,515
	China Oriental Group Co., Ltd	10,970,000	3,768,201
	China Overseas Grand Oceans Group, Ltd	13,974,500	9,130,945
	China Overseas Land & Investment, Ltd	33,930,000	109,065,557
	China Petroleum & Chemical Corp., ADR	1,019,288	53,441,259
	China Petroleum & Chemical Corp., Class H.	97,191,575	51,183,166
*	China Properties Group, Ltd	3,380,000	306,607
	China Railway Construction Corp., Ltd., Class H	19,361,514	18,891,790
	China Railway Group, Ltd., Class H.	31,829,000	17,457,145
	China Railway Signal & Communication Corp., Ltd., Class H	135,000	65,017
*	China Rare Earth Holdings, Ltd	4,994,600	224,403
	China Reinsurance Group Corp., Class H.	19,312,000	2,742,219
	China Resources Cement Holdings, Ltd	18,458,000	20,649,940
	China Resources Land, Ltd	25,812,000	107,375,906
	China Resources Medical Holdings Co., Ltd	3,403,500	1,808,448
	China Resources Pharmaceutical Group, Ltd	4,133,500	3,458,358
#	China Sanjiang Fine Chemicals Co., Ltd	4,677,000	956,402
	China SCE Group Holdings, Ltd	20,213,000	10,619,781
#*	China Shengmu Organic Milk, Ltd	729,000	19,937
	China Shenhua Energy Co., Ltd., Class H.	28,594,000	50,249,288
	China Shineway Pharmaceutical Group, Ltd	2,242,000	1,939,220
*	China Silver Group, Ltd	6,922,000	676,146
	China South City Holdings, Ltd	39,486,000	4,395,455
	China Southern Airlines Co., Ltd., Sponsored ADR.	2,931	80,925
#	China Southern Airlines Co., Ltd., Class H.	16,354,000	9,036,386
	China Starch Holdings, Ltd	13,595,000	252,183
	China State Construction International Holdings, Ltd	10,000,000	7,948,321
	China Sunshine Paper Holdings Co., Ltd	1,374,500	217,263
	China Taiping Insurance Holdings Co., Ltd	11,782,200	24,475,121
	China Traditional Chinese Medicine Holdings Co., Ltd	16,558,000	7,651,162
	China Travel International Investment Hong Kong, Ltd	20,221,631	3,225,554
	China Unicom Hong Kong, Ltd	436,000	363,720
#	China Unicom Hong Kong, Ltd., ADR.	5,732,394	47,865,490
#	China Vast Industrial Urban Development Co., Ltd	1,085,000	378,874
	China XLX Fertiliser, Ltd	1,562,000	459,100
#*	China Yurun Food Group, Ltd	4,336,000	359,379
#	China ZhengTong Auto Services Holdings, Ltd	11,192,500	2,977,896

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Zhongwang Holdings, Ltd	14,598,954	$4,833,300
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	65,324
	Chongqing Rural Commercial Bank Co., Ltd., Class H.	20,841,000	9,528,421
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd	768,000	24,531
	Chu Kong Shipping Enterprise Group Co., Ltd	526,000	77,495
	CIFI Holdings Group Co., Ltd	18,714,758	12,850,689
	CIMC Enric Holdings, Ltd	2,948,000	1,504,805
	CITIC Dameng Holdings, Ltd	4,333,000	176,942
	CITIC Resources Holdings, Ltd	13,250,000	755,504
#	CITIC Securities Co., Ltd., Class H.	815,000	1,565,801
	CITIC, Ltd	36,323,483	41,074,126
*	Citychamp Watch & Jewellery Group, Ltd	480,000	103,080
	Clear Media, Ltd	300,000	211,989
	CNOOC, Ltd	124,569,000	186,484,457
#	CNOOC, Ltd., Sponsored ADR.	219,693	33,173,643
#*	Cogobuy Group.	713,000	99,229
#	Colour Life Services Group Co., Ltd	889,000	415,740
	Comba Telecom Systems Holdings, Ltd	7,464,267	2,692,413
	Concord New Energy Group, Ltd	37,710,000	1,709,312
	Consun Pharmaceutical Group, Ltd	704,000	360,567
*	Coolpad Group, Ltd	4,560,053	115,833
	COSCO SHIPPING Development Co., Ltd., Class H	4,215,000	446,013
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H.	11,610,000	5,048,253
	COSCO SHIPPING International Hong Kong Co., Ltd	4,000,000	1,193,726
	COSCO SHIPPING Ports, Ltd	12,984,256	9,183,736
	Cosmo Lady China Holdings Co., Ltd	642,000	82,708
	Country Garden Holdings Co., Ltd	5,576,000	7,051,462
#	CPMC Holdings, Ltd	4,309,000	1,629,624
	CRCC High-Tech Equipment Corp., Ltd., Class H.	1,742,000	256,216
	CRRC Corp., Ltd., Class H.	11,199,000	7,384,097
#*	CT Environmental Group, Ltd	9,748,000	160,028
	Dawnrays Pharmaceutical Holdings, Ltd	248,000	46,243
*	Differ Group Holding Co., Ltd	1,998,000	116,760
	Digital China Holdings, Ltd	1,090,000	553,326
	Dongfang Electric Corp., Ltd., Class H.	1,493,600	777,928
	Dongfeng Motor Group Co., Ltd., Class H.	15,526,000	11,602,272
	Dongyue Group, Ltd	9,778,000	4,444,028
	E-Commodities Holdings, Ltd	5,880,000	239,977
	Embry Holdings, Ltd	539,000	101,543
	EVA Precision Industrial Holdings, Ltd	3,856,000	301,049
	Everbright Securities Co., Ltd., Class H.	1,271,000	869,010
*	Fang Holdings, Ltd., ADR	17,305	44,993
	Fantasia Holdings Group Co., Ltd	14,567,515	2,599,208
	Far East Horizon, Ltd	7,429,000	6,563,624
	Fosun International, Ltd	15,011,683	19,852,343
	Fufeng Group, Ltd	10,339,000	3,995,217
*	GCL New Energy Holdings, Ltd	11,804,000	210,389
#*	GCL-Poly Energy Holdings, Ltd	147,056,000	5,589,154
	Gemdale Properties & Investment Corp., Ltd	25,336,000	3,418,181
#	Genertec Universal Medical Group Co., Ltd	5,727,000	3,913,388
	GF Securities Co., Ltd., Class H.	7,760,000	8,475,819
#*	Glorious Property Holdings, Ltd	23,402,000	517,320
	Goldlion Holdings, Ltd	2,197,000	611,717
	Goldpac Group, Ltd	1,240,000	274,222
#*	GOME Retail Holdings, Ltd	74,594,000	6,844,964
*	Grand Baoxin Auto Group, Ltd	5,872,000	939,667
#	Great Wall Motor Co., Ltd., Class H	20,928,000	13,828,413
	Greatview Aseptic Packaging Co., Ltd	454,000	181,017
	Greenland Hong Kong Holdings, Ltd	7,747,575	2,922,408

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
CHINA — (Continued)
	Greentown China Holdings, Ltd	7,365,591	$8,748,841
#	Guangshen Railway Co., Ltd., Sponsored ADR.	284,048	3,905,660
	Guangshen Railway Co., Ltd., Class H.	44,000	12,170
#	Guangzhou Automobile Group Co., Ltd., Class H	21,224,000	21,271,716
	Guangzhou R&F Properties Co., Ltd., Class H.	10,952,314	16,521,282
	Guolian Securities Co., Ltd., Class H.	171,500	57,362
	Guorui Properties, Ltd	6,838,000	1,343,268
	Guotai Junan Securities Co., Ltd., Class H.	1,670,400	2,663,238
*	Hainan Meilan International Airport Co., Ltd., Class H	640,000	459,828
	Haitong Securities Co., Ltd., Class H.	15,771,600	15,241,243
*	Harbin Bank Co., Ltd., Class H.	1,611,000	290,611
#*	Harbin Electric Co., Ltd., Class H.	5,967,474	1,558,404
#*	HC Group, Inc	2,122,500	551,221
	Hengdeli Holdings, Ltd	14,256,000	540,049
*	Hi Sun Technology China, Ltd	8,430,000	1,231,491
	Hilong Holding, Ltd	5,773,000	551,787
	HKC Holdings, Ltd	1,285,155	1,053,272
*	Honghua Group, Ltd	11,985,000	655,785
	Honworld Group, Ltd	902,000	322,494
	Hopefluent Group Holdings, Ltd	1,624,000	344,900
	Hopson Development Holdings, Ltd	5,268,000	4,813,899
*	Hua Han Health Industry Holdings, Ltd	22,700,160	1,549,080
#	Hua Hong Semiconductor, Ltd	3,867,000	9,230,614
	Huaneng Renewables Corp., Ltd., Class H.	34,180,000	13,980,300
	Huatai Securities Co., Ltd., Class H.	7,732,000	12,135,934
	Huazhong In-Vehicle Holdings Co., Ltd	1,222,000	167,906
	Huishang Bank Corp., Ltd., Class H.	1,389,900	512,825
	Industrial & Commercial Bank of China, Ltd., Class H.	360,994,996	239,618,807
	Inner Mongolia Yitai Coal Co., Ltd., Class H.	192,100	123,850
#*	Jiangnan Group, Ltd	13,767,000	572,245
	Jiangxi Copper Co., Ltd., Class H.	79,343,800	8,817,639
	Jiayuan International Group, Ltd	3,504,000	1,256,687
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	38,849	14,561
#	Jingrui Holdings, Ltd	3,082,000	908,167
#*	JinkoSolar Holding Co., Ltd., ADR	614,781	11,496,405
	Joy City Property, Ltd	13,914,000	1,386,715
#*	JOYY, Inc	304,819	18,450,694
	Ju Teng International Holdings, Ltd	6,052,249	1,391,575
	K Wah International Holdings, Ltd	2,184,233	1,064,651
*	Kai Yuan Holdings, Ltd	41,600,000	248,499
#	Kaisa Group Holdings, Ltd	19,582,632	8,120,423
*	Kangda International Environmental Co., Ltd	4,410,000	440,227
*	Kasen International Holdings, Ltd	1,621,000	706,426
	Kingboard Holdings, Ltd	6,453,345	16,981,552
	Kingboard Laminates Holdings, Ltd	7,010,500	7,162,503
	Kunlun Energy Co., Ltd	31,124,000	24,107,819
	KWG Group Holdings, Ltd	12,896,000	16,699,594
	Lai Fung Holdings, Ltd	630,988	714,702
	Lee & Man Paper Manufacturing, Ltd	8,819,000	6,091,343
	Lee’s Pharmaceutical Holdings, Ltd	177,000	95,155
	Legend Holdings Corp., Class H.	1,644,500	3,056,676
	Leoch International Technology, Ltd	2,305,000	179,060
	LK Technology Holdings, Ltd	885,000	49,296
	Longfor Group Holdings, Ltd	7,279,000	30,718,470
	Lonking Holdings, Ltd	18,750,000	4,917,941
#	Maanshan Iron & Steel Co., Ltd., Class H.	5,377,775	1,902,077
	Maoye International Holdings, Ltd	7,177,000	458,314
	Metallurgical Corp. of China, Ltd., Class H	12,460,000	2,426,475
	Min Xin Holdings, Ltd	708,418	271,889

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Mingfa Group International Co., Ltd	608,000	$4,407
	Minmetals Land, Ltd	10,717,205	1,652,552
#*	MMG, Ltd	3,956,000	884,914
	MOBI Development Co., Ltd	750,000	99,137
#	Modern Land China Co., Ltd	2,977,200	413,731
*	Nature Home Holding Co., Ltd	1,645,000	306,189
	NetDragon Websoft Holdings, Ltd	199,500	481,856
*	New World Department Store China, Ltd	3,360,000	540,016
#	Nexteer Automotive Group, Ltd	4,127,000	3,034,066
#	Nine Dragons Paper Holdings, Ltd	14,519,000	13,720,601
#	NVC International Holdings, Ltd	5,253,000	161,892
	Orient Securities Co., Ltd., Class H	2,420,400	1,332,148
	Overseas Chinese Town Asia Holdings, Ltd	1,014,000	310,884
#*	Ozner Water International Holding, Ltd	349,000	26,619
#*	Panda Green Energy Group, Ltd	4,182,000	136,523
*	Parkson Retail Group, Ltd	6,028,000	419,422
	PAX Global Technology, Ltd	5,710,000	2,645,961
	People’s Insurance Co. Group of China, Ltd. (The), Class H	15,178,000	5,430,662
#	PetroChina Co., Ltd., ADR.	101,492	4,466,663
	PetroChina Co., Ltd., Class H.	167,112,000	73,686,718
	PICC Property & Casualty Co., Ltd., Class H.	35,691,000	38,169,738
	Poly Culture Group Corp., Ltd., Class H.	402,000	264,188
	Poly Property Group Co., Ltd	17,478,488	6,770,138
	Postal Savings Bank of China Co., Ltd., Class H	39,078,000	24,316,070
	Pou Sheng International Holdings, Ltd	4,827,000	1,437,577
	Powerlong Real Estate Holdings, Ltd	13,312,000	7,286,226
*	PW Medtech Group, Ltd	1,439,000	235,783
	Qingdao Port International Co., Ltd., Class H	1,078,000	699,272
	Qingling Motors Co., Ltd., Class H.	6,108,000	1,426,502
#	Qinhuangdao Port Co., Ltd., Class H.	209,000	36,057
*	Real Gold Mining, Ltd	3,137,500	106,245
	Red Star Macalline Group Corp., Ltd., Class H.	1,523,343	1,143,128
*	REXLot Holdings, Ltd	67,831,618	68,997
#	Ronshine China Holdings, Ltd	1,959,000	2,071,700
	Sany Heavy Equipment International Holdings Co., Ltd	4,251,000	2,055,387
#	Seaspan Corp	709,954	8,569,145
#*	Semiconductor Manufacturing International Corp	12,794,198	23,361,402
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,062,497
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H.	126,000	80,367
	Shanghai Electric Group Co., Ltd., Class H.	10,494,000	3,101,502
	Shanghai Industrial Holdings, Ltd	3,666,918	6,458,815
	Shanghai Industrial Urban Development Group, Ltd	19,152,918	2,203,838
	Shanghai Jin Jiang Capital Co., Ltd., Class H.	13,846,000	2,325,861
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,225,900	9,732,064
	Shanghai Prime Machinery Co., Ltd., Class H	5,262,000	490,890
	Shengjing Bank Co., Ltd., Class H.	481,000	424,710
	Shenguan Holdings Group, Ltd	3,610,000	146,207
	Shenwan Hongyuan Group Co., Ltd	2,354,400	548,607
	Shenzhen International Holdings, Ltd	3,733,500	7,457,881
	Shenzhen Investment, Ltd	26,288,414	9,077,928
	Shimao Property Holdings, Ltd	11,041,035	35,629,371
	Shougang Concord International Enterprises Co., Ltd	52,118,416	2,293,328
	Shougang Fushan Resources Group, Ltd	20,010,594	3,939,433
	Shui On Land, Ltd	30,259,803	6,032,418
*	Shunfeng International Clean Energy, Ltd	7,168,000	95,401
	Sihuan Pharmaceutical Holdings Group, Ltd	12,926,000	1,457,468
#*	Silver Grant International Holdings Group, Ltd	6,324,804	948,533
*	SINA Corp	240,504	9,317,125
	Sinofert Holdings, Ltd	10,494,000	1,021,086

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Sinolink Worldwide Holdings, Ltd	9,156,508	$450,234
	Sino-Ocean Group Holding, Ltd	25,336,602	9,111,269
	Sinopec Engineering Group Co., Ltd., Class H.	9,513,000	5,126,049
	Sinopec Kantons Holdings, Ltd	7,760,000	3,020,349
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	349,789
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	15,546,000	3,952,711
	Sinopharm Group Co., Ltd., Class H	2,554,000	8,310,531
	Sinotrans, Ltd., Class H.	18,109,000	5,541,446
	Sinotruk Hong Kong, Ltd	6,565,335	11,272,960
*	Skyworth Group, Ltd	16,669,083	4,450,398
	SOHO China, Ltd	18,045,888	6,880,315
	Springland International Holdings, Ltd	4,639,000	1,330,475
*	SPT Energy Group, Inc	4,630,000	354,524
*	SRE Group, Ltd	21,316,285	133,547
	Sun King Power Electronics Group.	280,000	41,146
#*	Sunshine 100 China Holdings, Ltd	249,000	45,112
*	Tarena International, Inc., ADR	2,806	6,398
*	Taung Gold International, Ltd	5,980,000	28,477
	TCL Electronics Holdings, Ltd	5,224,666	2,340,321
#*	Tenwow International Holdings, Ltd	2,993,000	27,477
#	Texhong Textile Group, Ltd	1,715,000	1,788,377
*	Textainer Group Holdings, Ltd	230,376	2,210,357
	Tian An China Investment Co., Ltd	4,076,000	1,684,429
*	Tian Ge Interactive Holdings, Ltd	1,433,000	321,633
	Tiangong International Co., Ltd	4,258,000	1,443,379
	Tianjin Port Development Holdings, Ltd	14,983,657	1,337,627
#	Tianneng Power International, Ltd	5,912,000	3,957,531
	Time Watch Investments, Ltd	92,000	10,089
#	Tomson Group, Ltd	3,468,526	882,366
#	Tongda Group Holdings, Ltd	41,830,000	4,398,290
#	Top Spring International Holdings, Ltd	146,000	24,653
	Trigiant Group, Ltd	3,876,000	835,550
*	Trip.com Group Ltd., ADR	1,596,214	51,286,356
*	V1 Group, Ltd	6,098,000	145,529
	Wasion Holdings, Ltd	4,626,000	1,823,319
	Weiqiao Textile Co., Class H.	3,506,000	906,761
	West China Cement, Ltd	27,820,000	4,470,224
	Xiamen International Port Co., Ltd., Class H	7,428,000	901,551
	Xingda International Holdings, Ltd	7,716,802	2,089,770
	Xingfa Aluminium Holdings, Ltd	435,000	402,874
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,246,000	858,299
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H.	402,800	422,065
#	Xinyuan Real Estate Co., Ltd., ADR	208,605	692,569
	Xtep International Holdings, Ltd	2,877,000	1,302,478
*	Yanchang Petroleum International, Ltd	18,180,000	105,874
	Yanzhou Coal Mining Co., Ltd., Class H	17,016,000	12,555,028
	Yip’s Chemical Holdings, Ltd	842,000	265,276
#*	Yiren Digital, Ltd., ADR.	79,396	363,634
*	Youyuan International Holdings, Ltd	4,485,251	112,613
*	YuanShengTai Dairy Farm, Ltd	363,000	12,523
	Yuexiu Property Co., Ltd	63,560,786	12,723,009
	Yuzhou Properties Co., Ltd	19,625,308	9,054,955
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,017,400	505,059
*	Zhong An Group, Ltd	13,233,600	381,111
	Zhuhai Holdings Investment Group, Ltd	2,012,000	309,002
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H.	8,704,000	6,390,476

TOTAL CHINA			3,647,045,934

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
COLOMBIA — (0.1%)
	Banco de Bogota SA.	2,143	$55,768
	Cementos Argos SA.	94,431	179,474
*	Corp. Financiera Colombiana SA	30,986	294,458
	Grupo Argos SA.	1,529,091	7,815,354
	Grupo de Inversiones Suramericana SA	1,629,311	15,245,015
	Grupo Nutresa SA.	185,253	1,341,189
	Mineros SA.	128,115	114,629

TOTAL COLOMBIA			25,045,887

CZECH REPUBLIC — (0.2%)
	CEZ A.S	1,555,133	34,041,161

GREECE — (0.2%)
*	Alpha Bank AE	4,434,035	8,874,561
	Bank of Greece.	30,279	532,433
*	Ellaktor SA.	1,131,694	2,135,254
*	Eurobank Ergasias SA.	4,214,090	3,866,521
*	GEK Terna Holding Real Estate Construction SA.	15,606	141,449
	Hellenic Petroleum SA	55,807	487,443
*	Intracom Holdings SA.	768,837	710,481
*	Marfin Investment Group Holdings SA.	307,686	35,044
	Mytilineos SA.	194,045	1,988,310
*	National Bank of Greece SA.	3,844,663	12,203,885
*	Piraeus Bank SA	1,454,308	5,164,640

TOTAL GREECE.			36,140,021

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas P.L.C	3,881,128	32,910,712
	Richter Gedeon Nyrt.	396,807	8,529,987

TOTAL HUNGARY.			41,440,699

INDIA — (13.2%)
*	5Paisa Capital, Ltd	50,959	133,744
	Aarti Drugs, Ltd	13,657	116,902
	ACC, Ltd	431,661	9,094,363
	Adani Enterprises, Ltd	1,696,868	5,425,322
	Adani Gas, Ltd	2,369,900	5,499,232
*	Adani Green Energy, Ltd	1,735,678	4,574,798
*	Adani Power, Ltd	2,362,845	2,015,244
*	Adani Transmissions, Ltd	698,916	3,255,500
*	Aditya Birla Capital, Ltd	2,879,031	3,984,737
	Advanced Enzyme Technologies, Ltd	26,799	63,730
	Alembic, Ltd	483,755	388,964
*	Allahabad Bank	930,135	230,802
	Allcargo Logistics, Ltd	556,101	876,436
	Ambuja Cements, Ltd	5,574,791	15,978,686
*	Amtek Auto, Ltd	941,223	6,801
	Anant Raj, Ltd	786,009	399,923
*	Andhra Bank.	1,970,934	442,446
*	Anup Engineering, Ltd	39,212	331,175
	Apar Industries, Ltd	130,419	708,671
	Apollo Tyres, Ltd	3,623,530	8,441,080
*	Arvind Fashions, Ltd	374,152	2,062,176
	Arvind, Ltd	1,401,536	845,013
	Ashiana Housing, Ltd	51,567	80,369
	Ashok Leyland, Ltd	4,861,241	5,576,632
*	Ashoka Buildcon, Ltd	470,977	750,218
	Astra Microwave Products, Ltd	89,903	118,026

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma, Ltd	2,046,747	$13,806,900
	Axis Bank, Ltd	9,959,034	101,891,984
*	Bajaj Hindusthan Sugar, Ltd	1,004,052	88,958
	Bajaj Holdings & Investment, Ltd	380,917	18,471,588
	Balmer Lawrie & Co., Ltd	831,182	1,398,250
	Balrampur Chini Mills, Ltd	2,395,946	5,550,270
	Banco Products India, Ltd	114,394	164,914
*	Bank of Baroda.	4,804,501	6,197,351
*	Bank of Maharashtra.	666,648	122,213
	BEML, Ltd	156,730	2,141,654
	Bharat Dyanamics, Ltd	2,665	10,755
	Bharat Electronics, Ltd	6,481,317	8,174,756
	Bharat Heavy Electricals, Ltd	5,700,069	3,404,272
*	Bharti Airtel, Ltd	23,405,673	162,847,058
	Birla Corp., Ltd	208,742	2,319,075
*	Birlasoft, Ltd	1,946,753	2,195,207
	Bodal Chemicals, Ltd	183,430	188,838
	Borosil Glass Works, Ltd	12,105	29,266
	Brigade Enterprises, Ltd	447,300	1,484,309
	BSE, Ltd	119,329	891,825
	Cadila Healthcare, Ltd	399,189	1,479,670
	Can Fin Homes, Ltd	364,955	2,470,779
*	Canara Bank.	1,188,894	3,355,274
	Capacit’e Infraprojects, Ltd	41,710	112,616
	Ceat, Ltd	261,725	3,661,832
	Century Textiles & Industries, Ltd	12,794	113,892
*	CG Power and Industrial Solutions, Ltd	5,219,576	702,350
	Chambal Fertilizers & Chemicals, Ltd	1,515,020	3,831,801
	Chennai Super Kings Cricket, Ltd	5,080,767	30,040
*	Cholamandalam Financial Holdings, Ltd	420,899	3,195,626
	Cipla, Ltd	821,426	5,142,022
	City Union Bank, Ltd	1,466,522	4,729,602
	Cochin Shipyard, Ltd	13,656	72,671
*	Coffee Day Enterprises, Ltd	161,329	72,796
	Container Corp. Of India, Ltd	340,558	2,714,192
*	Corp. Bank	1,623,947	532,035
*	Cox & Kings, Ltd	932,314	12,375
	Cyient, Ltd	124,698	860,650
*	Dalmia Bharat, Ltd	284,948	3,487,075
	DB Corp., Ltd	142,709	275,095
	DCB Bank, Ltd	2,357,372	5,909,625
	DCM Shriram, Ltd	463,732	2,407,959
	Deepak Fertilisers & Petrochemicals Corp., Ltd	346,347	540,330
	Delta Corp., Ltd	51,743	130,551
	Dhampur Sugar Mills, Ltd	392,701	1,118,082
	Dilip Buildcon, Ltd	94,925	552,551
*	Dish TV India, Ltd	2,132,040	385,368
	Dishman Carbogen Amcis, Ltd	844,595	884,350
	DLF, Ltd	4,361,767	15,861,809
	Dr Reddy’s Laboratories, Ltd., ADR.	218,303	9,535,475
	Dr Reddy’s Laboratories, Ltd	496,386	21,691,395
	eClerx Services, Ltd	13,413	117,463
	Edelweiss Financial Services, Ltd	1,424,853	1,896,239
	EID Parry India, Ltd	878,854	2,811,918
	EIH, Ltd	422,487	828,974
*	Electrosteel Castings, Ltd	323,946	67,376
	Engineers India, Ltd	118,299	150,330
	Escorts, Ltd	522,191	5,849,396
	Essel Propack, Ltd	248,087	623,353

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
	Excel Industries, Ltd	1,169	$14,453
	Exide Industries, Ltd	165,260	454,390
*	FDC, Ltd	70,089	230,079
	Federal Bank, Ltd	16,307,196	20,861,182
	Finolex Cables, Ltd	517,726	2,885,965
	Finolex Industries, Ltd	145,762	1,156,096
	Firstsource Solutions, Ltd	2,309,969	1,411,653
*	Fortis Healthcare, Ltd	2,176,214	4,661,730
*	Future Enterprises, Ltd	1,670,681	558,564
	GAIL India, Ltd	15,973,772	26,921,833
	Gateway Distriparks, Ltd	389,211	755,648
	Gati, Ltd	479,880	460,920
	General Insurance Corp. of India.	111,280	388,113
*	GFL, Ltd	292,627	581,126
	GHCL, Ltd	436,205	1,134,212
	GIC Housing Finance, Ltd	177,217	380,375
	Glenmark Pharmaceuticals, Ltd	1,034,146	4,481,634
	Godfrey Phillips India, Ltd	84,956	1,435,346
	Granules India, Ltd	2,028,060	4,141,210
	Graphite India, Ltd	20,799	86,382
	Grasim Industries, Ltd	2,474,021	26,918,321
	Great Eastern Shipping Co., Ltd. (The)	735,477	3,096,069
	Greaves Cotton, Ltd	323,670	611,878
*	Greenpanel Industries, Ltd	15,060	11,796
	Greenply Industries, Ltd	10,446	22,350
*	GTL Infrastructure, Ltd	591,437	3,803
	Gujarat Alkalies & Chemicals, Ltd	257,548	1,428,572
	Gujarat Ambuja Exports, Ltd	140,066	301,086
*	Gujarat Fluorochemicals, Ltd	386,472	3,346,523
	Gujarat Mineral Development Corp., Ltd	1,031,686	880,092
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd	555,296	1,510,634
	Gujarat Pipavav Port, Ltd	369,555	451,993
	Gujarat State Fertilizers & Chemicals, Ltd	1,973,141	2,359,913
	Gujarat State Petronet, Ltd	1,835,319	6,501,184
	HBL Power Systems, Ltd	233,016	62,352
	HEG, Ltd	12,117	181,337
	HeidelbergCement India, Ltd	345,204	965,498
	Heritage Foods, Ltd	2,017	10,471
	HFCL, Ltd	7,104,574	1,680,682
	Hikal, Ltd	308,027	533,535
	HIL, Ltd	18,294	358,848
	Himadri Speciality Chemical, Ltd	203,546	188,247
	Himatsingka Seide, Ltd	356,004	634,717
	Hindalco Industries, Ltd	12,666,284	33,425,252
	Hinduja Global Solutions, Ltd	75,176	708,071
*	Housing Development & Infrastructure, Ltd	1,173,418	42,792
	HT Media, Ltd	52,888	11,434
	ICICI Bank, Ltd., Sponsored ADR.	5,868,831	85,567,554
	ICICI Bank, Ltd	201,006	1,481,513
*	IDFC First Bank, Ltd	13,455,156	7,654,845
	IDFC, Ltd	10,029,643	4,908,769
*	IFCI, Ltd	6,819,487	612,388
	IIFL Finance, Ltd	2,526,216	5,962,159
*	IIFL Securities, Ltd	2,626,942	1,993,922
	IIFL Wealth Management, Ltd	371,954	6,958,112
	India Cements, Ltd. (The)	2,085,811	2,388,071
	India Glycols, Ltd	112,323	431,538
	Indiabulls Housing Finance, Ltd	3,780,925	16,229,139
*	Indiabulls Integrated Services, Ltd	12,975	21,564

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate, Ltd	2,831,621	$4,128,525
*	Indian Bank.	746,740	1,083,074
	Indian Hotels Co., Ltd. (The)	2,216,233	4,428,929
	Indian Hume Pipe Co., Ltd	2,945	10,651
	Indo Count Industries, Ltd	394,566	292,687
	Indoco Remedies, Ltd	38,348	120,501
	INEOS Styrolution India, Ltd	297,065	274,123
	Infibeam Avenues, Ltd	3,121,697	2,504,100
	Ingersoll-Rand India, Ltd	51,839	484,071
	Insecticides India, Ltd	13,709	106,238
*	Intellect Design Arena, Ltd	369,781	877,301
	IRCON International, Ltd	2,258	14,926
	ITD Cementation India, Ltd	187,582	158,523
	J Kumar Infraprojects, Ltd	195,784	424,204
	Jagran Prakashan, Ltd	489,592	463,056
	Jai Corp., Ltd	458,345	714,309
*	Jain Irrigation Systems, Ltd	2,766,793	274,698
*	Jaiprakash Associates, Ltd	8,911,489	236,653
*	Jammu & Kashmir Bank, Ltd. (The)	2,329,219	894,562
	JB Chemicals & Pharmaceuticals, Ltd	365,551	2,541,653
	Jindal Photo Imaging, Ltd	33,248	28,049
	Jindal Poly Films, Ltd	122,590	401,604
	Jindal Saw, Ltd	1,573,211	1,977,508
*	Jindal Stainless Hisar, Ltd	10,311	11,084
*	Jindal Stainless, Ltd	258,426	144,900
*	Jindal Steel & Power, Ltd	4,378,403	10,742,066
	JK Cement, Ltd	204,339	3,959,148
	JK Lakshmi Cement, Ltd	377,446	1,886,191
	JK Paper, Ltd	848,364	1,523,143
	JK Tyre & Industries, Ltd	861,377	892,481
	JM Financial, Ltd	2,953,915	4,365,194
	JMC Projects India, Ltd	119,647	163,537
	JSW Energy, Ltd	4,620,186	4,061,882
	JSW Steel, Ltd	10,840,863	37,760,235
	Jubilant Life Sciences, Ltd	1,060,811	8,572,310
	Kalpataru Power Transmission, Ltd	662,133	4,142,164
	Kalyani Steels, Ltd	76,266	234,001
	Karnataka Bank, Ltd. (The)	1,832,309	1,888,910
	Karur Vysya Bank, Ltd. (The)	3,026,301	2,055,286
	Kaveri Seed Co., Ltd	75,899	502,698
	KCP, Ltd. (The)	200,110	179,094
	KEC International, Ltd	4,362	20,646
	Kiri Industries, Ltd	145,114	779,290
	Kirloskar Brothers, Ltd	64,949	134,382
	Kirloskar Oil Engines, Ltd	298,653	613,884
	KNR Constructions, Ltd	192,842	821,459
	Kolte-Patil Developers, Ltd	160,103	594,335
*	KPIT Technologies, Ltd	2,056,795	2,840,077
	KPR Mill, Ltd	40,882	389,919
	KRBL, Ltd	111,386	411,275
	L&T Finance Holdings, Ltd	6,246,427	10,209,177
	Lakshmi Machine Works, Ltd	508	23,324
*	Lakshmi Vilas Bank, Ltd. (The)	673,471	142,855
	Larsen & Toubro, Ltd	2,405,723	46,105,140
	Laurus Labs, Ltd	49,400	297,931
	LG Balakrishnan & Bros, Ltd	14,177	61,336
	LIC Housing Finance, Ltd	3,301,993	20,263,436
	Linde India, Ltd	55,381	576,770
	LT Foods, Ltd	849,332	317,762

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lupin, Ltd	2,451,759	$24,610,363
	Magma Fincorp, Ltd	497,745	404,109
	Maharashtra Scooters, Ltd	8,085	494,335
	Maharashtra Seamless, Ltd	186,676	1,011,508
	Mahindra & Mahindra Financial Services, Ltd	2,248,372	11,583,661
	Mahindra & Mahindra, Ltd	6,797,767	54,076,709
*	Mahindra CIE Automotive, Ltd	216,128	529,846
	Mahindra Lifespace Developers, Ltd	207,255	1,218,792
	Maithan Alloys, Ltd	1,776	13,784
	Majesco, Ltd	26,238	143,808
	Manappuram Finance, Ltd	4,408,584	11,561,841
	Mangalam Cement, Ltd	7,882	31,497
	Marksans Pharma, Ltd	1,741,434	450,836
	Mastek, Ltd	107,278	664,099
*	Max India, Ltd	489,573	592,205
	Meghmani Organics, Ltd	1,243,682	954,312
	MOIL, Ltd	455,789	975,056
	Motilal Oswal Financial Services, Ltd	4,389	48,696
	Mphasis, Ltd	499,677	6,479,304
	MPS, Ltd	1,591	8,026
	MRF, Ltd	10,888	10,604,344
	Muthoot Finance, Ltd	933,431	9,921,933
	Natco Pharma, Ltd	48,703	432,593
	National Aluminium Co., Ltd	6,876,648	4,103,383
	Nava Bharat Ventures, Ltd	727,554	729,679
	Navin Fluorine International, Ltd	7,034	113,621
	NCC, Ltd	5,489,994	4,180,165
	Neuland Laboratories, Ltd	2,923	17,289
	NIIT, Ltd	590,477	811,930
	Nilkamal, Ltd	56,210	1,112,713
	NOCIL, Ltd	626,259	836,793
	Nucleus Software Exports, Ltd	18,815	79,783
	Oberoi Realty, Ltd	682,228	5,214,593
	Omaxe, Ltd	448,488	974,294
	Orient Cement, Ltd	677,726	729,155
*	Oriental Bank of Commerce.	847,973	594,579
	Parag Milk Foods, Ltd	137,951	267,679
*	PC Jeweller, Ltd	2,192,312	684,534
	Persistent Systems, Ltd	347,665	3,377,010
	Petronet LNG, Ltd	4,417,493	16,469,462
	Phillips Carbon Black, Ltd	567,401	989,950
	Piramal Enterprises, Ltd	766,222	16,540,157
	Piramal Enterprises, Ltd	101,547	2,199,005
	PNB Housing Finance, Ltd	186,149	1,129,807
	PNC Infratech, Ltd	301,671	839,578
	Polyplex Corp., Ltd	101,191	761,940
*	Power Finance Corp., Ltd	8,265,868	13,461,941
	Power Mech Projects, Ltd	22,886	235,842
*	Prabhat Dairy, Ltd	20,225	24,204
	Praj Industries, Ltd	92,329	146,018
	Prakash Industries, Ltd	617,926	384,633
	Prestige Estates Projects, Ltd	634,446	3,418,822
*	Procter & Gamble Health, Ltd	50,025	3,101,601
	PTC India Financial Services, Ltd	2,529,062	511,596
	PTC India, Ltd	2,364,579	1,918,485
*	Punjab National Bank	6,632,954	5,604,441
	Puravankara, Ltd	41,473	38,919
*	Quess Corp., Ltd	30,819	272,442
	Quick Heal Technologies, Ltd	60,811	107,346

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd	972,991	$1,475,462
	Rajesh Exports, Ltd	653,185	6,585,033
	Rallis India, Ltd	459,722	1,511,082
	Ramco Industries, Ltd	121,800	318,958
	Ramkrishna Forgings, Ltd	23,959	117,984
	Rashtriya Chemicals & Fertilizers, Ltd	1,498,175	1,125,274
	Ratnamani Metals & Tubes, Ltd	3,836	66,131
	Raymond, Ltd	373,351	3,348,290
	RBL Bank, Ltd	322,994	1,439,053
	REC, Ltd	9,160,722	18,378,947
	Redington India, Ltd	2,533,517	4,082,441
*	Reliance Capital, Ltd	302,153	38,461
*	Reliance Communications, Ltd	6,661,805	74,316
*	Reliance Home Finance, Ltd	435,339	9,116
	Reliance Industries, Ltd., GDR.	60,003	2,344,534
	Reliance Industries, Ltd	30,435,769	599,626,342
*	Reliance Power, Ltd	8,848,791	216,398
	Repco Home Finance, Ltd	410,277	1,907,402
	Sadbhav Engineering, Ltd	65,085	119,468
*	Sanghi Industries, Ltd	55,354	30,433
	Sasken Technologies, Ltd	11,679	95,931
*	Satin Creditcare Network, Ltd	3,903	12,542
	Sequent Scientific, Ltd	551,848	703,661
	Seshasayee Paper & Boards, Ltd	59,795	136,813
	Sharda Cropchem, Ltd	28,099	92,527
	Shilpa Medicare, Ltd	4,373	16,370
*	Shipping Corp. of India, Ltd	1,241,522	1,044,516
	Shriram City Union Finance, Ltd	27,186	515,634
	Shriram Transport Finance Co., Ltd	1,628,869	23,203,808
*	Sintex Plastics Technology, Ltd	2,795,315	43,105
	SML ISUZU, Ltd	13,893	109,212
	Sobha, Ltd	659,075	4,141,779
	Somany Ceramics, Ltd	18,040	54,157
*	Somany Home Innovation, Ltd	460,561	1,013,321
	South Indian Bank, Ltd. (The)	10,532,750	1,547,440
	Srei Infrastructure Finance, Ltd	1,187,806	166,858
	SRF, Ltd	138,027	7,307,191
	Srikalahasthi Pipes, Ltd	69,809	193,121
*	Star Cement, Ltd	103,512	120,797
*	State Bank of India	8,751,697	38,869,316
*	State Bank of India, GDR	2,349	104,296
	Steel Authority of India, Ltd	5,836,334	3,784,946
	Strides Pharma Science, Ltd	590,481	3,821,902
	Sun Pharmaceutical Industries, Ltd	6,340,037	38,656,560
	Sunteck Realty, Ltd	290,750	1,621,860
	Surya Roshni, Ltd	117,606	294,760
*	Syndicate Bank.	1,770,126	598,214
	TAKE Solutions, Ltd	589,844	789,240
	Tata Chemicals, Ltd	761,327	8,012,768
	Tata Global Beverages, Ltd	3,222,001	17,312,461
	Tata Metaliks, Ltd	1,879	16,376
*	Tata Motors, Ltd	19,872,280	48,821,866
	Tata Steel, Ltd	4,230,142	25,766,993
	Tech Mahindra, Ltd	512,811	5,745,081
*	Techno Electric & Engineering Co., Ltd	51,972	217,595
	Tejas Networks, Ltd	116,831	133,964
	Texmaco Rail & Engineering, Ltd	492,982	260,814
	Thirumalai Chemicals, Ltd	138,434	126,116
	Thomas Cook India, Ltd	95,989	75,430

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tide Water Oil Co India, Ltd	2,390	$156,636
	Time Technoplast, Ltd	1,067,910	810,628
	Tinplate Co. of India, Ltd. (The)	306,109	609,600
	Tourism Finance Corp. of India, Ltd	31,946	32,336
	Transport Corp. of India, Ltd	158,123	589,439
	Trident, Ltd	8,544,349	748,881
	Triveni Engineering & Industries, Ltd	585,582	648,470
	Tube Investments of India, Ltd	397,859	2,875,163
	TV Today Network, Ltd	29,230	98,901
*	TV18 Broadcast, Ltd	4,963,887	1,781,729
	TVS Srichakra, Ltd	1,968	46,953
*	UCO Bank.	1,989,956	434,711
	Uflex, Ltd	344,369	1,010,713
	Unichem Laboratories, Ltd	272,202	628,666
*	Union Bank of India.	584,847	403,713
*	Unitech, Ltd	579,131	13,359
*	Usha Martin, Ltd	368,127	130,452
*	VA Tech Wabag, Ltd	189,665	569,038
	Vardhman Textiles, Ltd	211,173	3,070,585
	Vedanta, Ltd	19,370,280	37,044,412
	Vedanta, Ltd., ADR	806,970	6,375,066
	Venky’s India, Ltd	538	12,594
	Vindhya Telelinks, Ltd	23,536	287,479
*	Vodafone Idea, Ltd	59,223,257	4,408,173
	Welspun Corp., Ltd	986,183	2,369,734
	Welspun Enterprises, Ltd	683,531	753,551
	Welspun India, Ltd	1,919,926	1,158,597
	West Coast Paper Mills, Ltd	202,821	645,278
	Wipro, Ltd	9,627,227	31,981,043
*	Wockhardt, Ltd	369,382	1,816,899
	Yes Bank, Ltd	21,664,798	11,868,139
	Zee Entertainment Enterprises, Ltd	158,265	593,637
	Zensar Technologies, Ltd	808,786	1,935,150

TOTAL INDIA.			2,217,649,809

INDONESIA — (2.4%)
	Adaro Energy Tbk PT.	167,763,500	14,909,798
	Adhi Karya Persero Tbk PT	20,203,500	1,517,841
*	Adi Sarana Armada Tbk PT.	717,700	29,953
*	Agung Podomoro Land Tbk PT.	31,945,800	335,401
	AKR Corporindo Tbk PT	563,800	136,079
*	Alam Sutera Realty Tbk PT.	152,838,700	2,211,229
	Aneka Tambang Tbk	63,564,277	3,339,769
	Asahimas Flat Glass Tbk PT.	3,707,300	904,917
	Astra Agro Lestari Tbk PT.	4,632,867	4,019,416
	Astra International Tbk PT.	13,165,400	6,077,640
*	Astrindo Nusantara Infrastructure Tbk PT.	97,379,100	356,257
*	Bakrie Telecom Tbk PT.	160,430,200	220,290
*	Bank Bukopin Tbk.	49,146,933	803,986
	Bank Danamon Indonesia Tbk PT.	25,058,254	6,364,515
	Bank Mandiri Persero Tbk PT.	150,228,762	82,144,377
	Bank Negara Indonesia Persero Tbk PT.	60,869,241	31,891,677
*	Bank Pan Indonesia Tbk PT.	92,323,801	7,815,674
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.	29,359,000	2,113,107
	Bank Pembangunan Daerah Jawa Timur Tbk PT.	35,446,400	1,622,364
*	Bank Permata Tbk PT	23,162,000	1,984,413
	Bank Tabungan Negara Persero Tbk PT.	31,944,827	4,348,036
	Barito Pacific Tbk PT.	130,843,500	12,472,746
	Bekasi Fajar Industrial Estate Tbk PT.	43,674,600	532,968

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»
INDONESIA — (Continued)
* Berlian Laju Tanker Tbk PT	83,526,464	$42,818
BISI International Tbk PT	13,874,700	1,014,552
Blue Bird Tbk PT.	241,300	41,508
* Buana Lintas Lautan Tbk PT	29,766,000	384,914
Bukit Asam Tbk PT.	22,735,900	3,652,752
* Bumi Serpong Damai Tbk PT.	63,121,700	5,118,009
* Centratama Telekomunikasi Indonesia Tbk PT.	5,489,200	26,526
Ciputra Development Tbk PT	123,348,178	8,014,043
* City Retail Developments Tbk PT	1,000,000	10,946
* Delta Dunia Makmur Tbk PT.	46,787,500	749,726
* Eagle High Plantations Tbk PT	79,617,800	668,232
Elnusa Tbk PT.	39,303,100	777,501
Erajaya Swasembada Tbk PT	16,898,600	1,949,490
* Gajah Tunggal Tbk PT.	23,257,400	840,763
* Garuda Indonesia Persero Tbk PT	42,393,281	1,252,872
* Global Mediacom Tbk PT.	79,893,100	1,987,399
* Hanson International Tbk PT	37,319,300	136,651
Harum Energy Tbk PT.	6,443,500	627,531
Hexindo Adiperkasa Tbk PT.	646,644	146,456
Indah Kiat Pulp & Paper Corp. Tbk PT.	33,057,600	16,207,345
Indika Energy Tbk PT.	19,474,400	1,355,546
Indo Tambangraya Megah Tbk PT.	4,626,400	3,387,628
Indofood Sukses Makmur Tbk PT	52,186,800	29,902,335
Indomobil Sukses Internasional Tbk PT.	977,200	67,398
Indo-Rama Synthetics Tbk PT	180,100	30,930
Intiland Development Tbk PT.	77,994,400	1,665,095
Japfa Comfeed Indonesia Tbk PT.	40,259,250	4,397,327
Jaya Real Property Tbk PT.	91,130,000	3,563,088
* Kawasan Industri Jababeka Tbk PT.	241,279,856	5,231,787
KMI Wire & Cable Tbk PT.	17,939,400	631,795
* Krakatau Steel Persero Tbk PT	5,127,500	101,786
* Lippo Cikarang Tbk PT.	17,668,410	955,792
* Lippo Karawaci Tbk PT	509,481,362	8,563,417
Malindo Feedmill Tbk PT	11,980,400	779,651
* Medco Energi Internasional Tbk PT	65,493,366	3,350,446
Media Nusantara Citra Tbk PT	50,616,000	5,860,265
Metrodata Electronics Tbk PT.	7,850,850	961,699
* MNC Investama Tbk PT.	273,745,600	1,301,778
* Modernland Realty Tbk PT.	89,945,500	1,267,641
* Multipolar Tbk PT.	16,268,900	79,536
Pabrik Kertas Tjiwi Kimia Tbk PT.	3,315,100	2,199,205
Pan Brothers Tbk PT.	38,494,550	788,144
* Panin Financial Tbk PT	144,679,200	2,752,320
* Paninvest Tbk PT	20,478,400	1,468,434
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,636,884	2,716,567
PP Persero Tbk PT.	34,435,500	3,453,006
PP Properti Tbk PT.	50,037,200	193,747
Ramayana Lestari Sentosa Tbk PT	18,763,600	1,466,550
* Salim Ivomas Pratama Tbk PT.	34,310,600	924,482
* Sampoerna Agro Tbk PT.	11,192,141	1,977,757
Selamat Sempurna Tbk PT.	4,087,900	414,690
Semen Indonesia Persero Tbk PT.	18,951,500	16,510,117
* Sentul City Tbk PT.	207,511,900	879,243
* Siloam International Hospitals Tbk PT	1,781,100	859,207
Sinar Mas Agro Resources & Technology Tbk PT	7,450,300	2,044,151
Sri Rejeki Isman Tbk PT.	133,860,900	2,152,338
Summarecon Agung Tbk PT.	5,844,300	361,111
* Surya Esa Perkasa Tbk PT.	13,264,400	226,241
Surya Semesta Internusa Tbk PT.	48,817,500	2,337,953

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk PT.	917,400	$86,571
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	96,258
	Timah Tbk PT.	29,512,060	1,526,489
	Tiphone Mobile Indonesia Tbk PT	6,628,800	99,943
*	Trada Alam Minera Tbk PT.	188,544,700	690,387
	Trias Sentosa Tbk PT.	336,500	10,043
	Tunas Baru Lampung Tbk PT	27,654,900	1,685,498
	Tunas Ridean Tbk PT	34,109,800	2,447,772
	Ultrajaya Milk Industry & Trading Co. Tbk PT.	9,226,000	1,140,812
	Unggul Indah Cahaya Tbk PT	201,817,635	80,015
	United Tractors Tbk PT	18,510,400	25,866,356
*	Vale Indonesia Tbk PT	16,682,600	3,834,004
	Waskita Beton Precast Tbk PT.	105,986,800	2,010,778
	Waskita Karya Persero Tbk PT.	39,682,200	3,558,750
	Wijaya Karya Bangunan Gedung Tbk PT.	6,598,700	127,746
	Wijaya Karya Beton Tbk PT.	34,545,400	965,872
	Wijaya Karya Persero Tbk PT	34,748,300	4,780,415
*	XL Axiata Tbk PT.	38,668,100	8,166,755

TOTAL INDONESIA.			404,157,154

MALAYSIA — (2.6%)
	Aeon Co. M Bhd.	2,308,900	763,819
	AFFIN Bank Bhd.	9,958,118	4,459,171
	AirAsia Group Bhd.	17,029,500	5,915,607
*	AirAsia X Bhd.	1,246,100	39,280
	Alliance Bank Malaysia Bhd.	12,402,400	7,376,450
	Allianz Malaysia Bhd.	84,800	298,115
	AMMB Holdings Bhd.	20,393,262	18,345,486
#	Ann Joo Resources Bhd.	1,519,400	405,403
	APM Automotive Holdings Bhd	627,900	333,825
	Batu Kawan Bhd.	1,889,350	7,502,121
*	Berjaya Assets Bhd.	604,700	43,476
#*	Berjaya Corp. Bhd.	37,268,378	2,170,615
#*	Berjaya Land Bhd.	11,017,500	479,162
	BIMB Holdings Bhd.	1,075,907	1,037,440
	Boustead Holdings Bhd.	9,732,491	1,946,360
#	Boustead Plantations Bhd.	3,159,100	460,126
*	Bumi Armada Bhd	26,486,000	2,270,667
	Cahya Mata Sarawak Bhd	1,105,000	579,198
	Can-One Bhd.	369,600	258,442
#	CB Industrial Product Holding Bhd	1,599,300	355,702
	Chin Teck Plantations BHD.	305,100	508,519
	CIMB Group Holdings Bhd	54,462,282	65,310,908
	CJ Century Logistics Holdings Bhd, Class B.	71,300	6,426
*	Coastal Contracts Bhd.	1,558,000	485,046
	CSC Steel Holdings Bhd.	1,363,056	341,955
	Cypark Resources Bhd.	822,350	265,409
	Dagang NeXchange Bhd.	404,500	23,519
*	Dayang Enterprise Holdings Bhd.	361,680	241,590
	DRB-Hicom Bhd	8,763,900	4,820,797
#	Eastern & Oriental Bhd	9,441,413	1,286,472
*	Eco World Development Group Bhd	5,003,200	777,321
#	Ekovest BHD	12,731,400	1,965,622
	Engtex Group Bhd.	679,800	126,706
	Evergreen Fibreboard Bhd	3,820,989	226,598
	FAR East Holdings BHD.	645,360	410,397
#*	FGV Holdings Bhd.	15,316,000	4,485,992
#	Gabungan AQRS Bhd.	3,318,674	852,249
	Gadang Holdings Bhd.	5,169,600	744,478

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Gamuda Bhd.	13,574,000	$12,725,145
	Genting Bhd.	17,884,400	23,926,071
	Genting Malaysia Bhd.	18,442,500	13,519,262
#	George Kent Malaysia Bhd.	3,524,000	742,667
	Glomac Bhd.	3,822,090	324,339
	GuocoLand Malaysia Bhd.	1,963,700	323,034
	HAP Seng Consolidated Bhd	2,941,282	6,977,376
	Hap Seng Plantations Holdings Bhd.	2,264,000	920,521
#*	Hengyuan Refining Co. Bhd.	1,154,900	1,002,792
	HeveaBoard Bhd	2,153,300	240,314
#	Hiap Teck Venture Bhd.	8,554,000	413,521
	Hong Leong Financial Group Bhd.	2,929,834	11,530,735
	Hong Leong Industries Bhd	145,600	339,035
	IGB Bhd.	2,632,808	2,184,313
	IJM Corp. Bhd.	25,423,318	13,060,023
	Insas Bhd.	4,014,100	843,751
#	IOI Properties Group Bhd	9,645,325	2,738,295
*	Iris Corp. Bhd	12,096,400	394,677
#*	Iskandar Waterfront City Bhd.	1,951,300	343,820
#*	JAKS Resources Bhd	5,363,200	1,617,615
*	Jaya Tiasa Holdings Bhd.	4,685,033	828,309
#	JCY International Bhd.	2,485,000	183,382
	Keck Seng Malaysia Bhd.	2,341,900	2,569,585
	Kenanga Investment Bank Bhd	1,098,687	112,127
	Kimlun Corp. Bhd.	849,023	226,891
#*	KNM Group Bhd.	21,083,290	1,323,380
#*	KSL Holdings Bhd	6,365,451	1,117,374
	Kumpulan Fima BHD.	1,100,600	434,740
	Land & General Bhd.	22,858,520	749,043
*	Landmarks Bhd.	2,050,108	224,235
	LBS Bina Group Bhd.	7,520,880	869,196
	Lotte Chemical Titan Holding Bhd.	856,500	427,621
	Magnum Bhd	5,994,500	3,723,219
#	Mah Sing Group Bhd.	13,276,062	2,165,524
	Malayan Banking Bhd	15,520,471	31,851,669
	Malayan Flour Mills Bhd.	6,329,375	879,751
	Malaysia Airports Holdings Bhd.	476,154	779,746
	Malaysia Building Society Bhd	15,480,891	2,998,359
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	1,568,300	265,479
#*	Malaysian Bulk Carriers Bhd.	2,629,925	312,475
	Malaysian Pacific Industries Bhd	199,075	577,605
#	Malaysian Resources Corp. Bhd.	21,704,000	3,525,910
	Malton Bhd.	2,861,600	302,437
	Matrix Concepts Holdings Bhd.	794,700	369,820
	MBM Resources BHD	1,458,303	1,344,839
*	Media Prima Bhd.	6,734,400	343,711
	Mega First Corp. Bhd.	1,745,700	2,210,427
	MISC Bhd.	8,166,904	15,256,895
	MKH Bhd	3,819,078	1,448,339
#	MMC Corp. Bhd.	9,065,680	1,941,925
#	MNRB Holdings Bhd.	4,475,059	1,107,254
*	MPHB Capital Bhd.	178,400	45,269
	Muda Holdings Bhd.	1,439,500	468,191
	Muhibbah Engineering M Bhd.	4,010,700	1,655,302
*	Mulpha International Bhd.	1,580,860	692,342
*	OCK Group Bhd	131,800	18,459
	Oriental Holdings BHD.	3,168,079	4,965,048
	OSK Holdings Bhd	10,852,006	2,535,485
	Panasonic Manufacturing Malaysia Bhd	171,080	1,444,904

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Pantech Group Holdings Bhd	4,071,572	$479,634
	Paramount Corp. Bhd.	2,574,355	827,543
	Petron Malaysia Refining & Marketing Bhd.	247,800	289,870
#	Pos Malaysia Bhd	1,980,500	691,200
	PPB Group Bhd.	3,909,339	17,712,071
	RHB Bank Bhd.	13,176,700	18,300,681
	Sapura Energy Bhd.	39,709,700	2,356,128
#	Sarawak Oil Palms Bhd.	694,467	575,760
	Shangri-La Hotels Malaysia Bhd.	453,100	519,634
	Sime Darby Bhd	21,654,600	11,472,917
#	Sime Darby Property Bhd.	7,330,900	1,390,402
	SP Setia Bhd Group.	9,325,073	2,967,016
*	Sumatec Resources Bhd.	2,855,100	3,484
	Sunway Bhd	14,387,286	6,298,001
	Suria Capital Holdings Bhd.	989,280	314,424
	Ta Ann Holdings Bhd.	2,532,526	1,981,879
	TA Enterprise Bhd.	15,704,900	2,144,194
	TA Global Bhd.	13,658,580	784,268
	Tan Chong Motor Holdings Bhd	2,329,800	730,445
	TIME dotCom Bhd.	1,945,580	4,392,161
	Tropicana Corp. Bhd.	7,118,910	1,518,673
	Tune Protect Group Bhd.	2,001,800	245,191
	UEM Edgenta Bhd.	1,204,400	780,935
#*	UEM Sunrise Bhd.	17,253,445	2,508,684
	United Malacca Bhd.	941,000	1,205,640
#	UOA Development Bhd.	8,973,400	4,322,606
*	Velesto Energy Bhd.	18,780,227	1,570,766
*	Vivocom International Holdings Bhd.	3,725,667	18,183
#*	Vizione Holdings Bhd	1,898,071	379,748
	VS Industry Bhd.	15,487,200	5,057,342
*	Wah Seong Corp. Bhd.	2,359,483	676,055
*	WCT Holdings Bhd.	10,533,618	1,957,374
	WTK Holdings Bhd.	2,435,150	286,547
	Yinson Holdings Bhd	262,900	396,122
*	YNH Property Bhd.	3,927,850	2,568,286
	YTL Corp. Bhd	57,401,411	12,500,481

TOTAL MALAYSIA.			434,608,387

MEXICO — (3.0%)
#	ALEATICA S.A.B. de C.V	21,226	32,790
#	Alfa S.A.B. de C.V., Class A.	31,698,367	23,838,152
	Alpek S.A.B. de C.V	4,106,213	3,852,936
#	Arca Continental S.A.B. de C.V	1,901,225	10,766,112
	Banco del Bajio SA.	1,357,098	2,241,540
#	Becle S.A.B. de C.V	952,515	1,768,874
*	Bio Pappel S.A.B. de C.V	315,645	381,871
	Cemex S.A.B. de C.V	8,135,155	3,267,753
	Cemex S.A.B. de C.V., Sponsored ADR.	7,404,943	29,915,967
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR.	79,049	4,818,037
	Coca-Cola Femsa S.A.B. de C.V	1,044,400	6,381,201
	Consorcio ARA S.A.B. de C.V	6,878,531	1,525,286
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B.	1,487,738	1,150,713
	Corp. Actinver S.A.B. de C.V	89,268	51,495
	Corpovael S.A. de C.V	800	285
	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	1,831,062
	Cydsa S.A.B. de C.V	5,874	7,455
#	Dine S.A.B. de C.V	1,027,267	642,603
#	El Puerto de Liverpool S.A.B. de C.V	827,672	4,397,781
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR.	249,459	22,493,718

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,374,703	$1,619,480
	Gentera S.A.B. de C.V	1,801,797	2,040,616
#*	Grupo Aeromexico S.A.B. de C.V	1,738,079	1,314,448
#	Grupo Carso S.A.B. de C.V	5,064,894	18,262,085
	Grupo Cementos de Chihuahua S.A.B. de C.V	1,584,664	8,219,572
	Grupo Comercial Chedraui S.A. de C.V	3,251,800	4,271,370
	Grupo Elektra S.A.B. de C.V	238,839	17,449,511
*	Grupo Famsa S.A.B. de C.V., Class A.	1,395,745	305,069
	Grupo Financiero Banorte S.A.B. de C.V	16,350,196	100,763,694
	Grupo Financiero Inbursa S.A.B. de C.V	14,525,306	16,535,118
*	Grupo Gigante S.A.B. de C.V., Series *	471,076	960,825
	Grupo Herdez S.A.B. de C.V	674,579	1,344,481
	Grupo Industrial Saltillo S.A.B. de C.V	1,352,696	1,646,530
	Grupo KUO S.A.B. de C.V., Class B	2,015,792	5,705,303
	Grupo Mexico S.A.B. de C.V., Class B.	36,140,972	96,073,722
*	Grupo Pochteca S.A.B. de C.V	67,810	23,291
*	Grupo Posadas S.A.B. de C.V	328,713	661,062
#	Grupo Rotoplas S.A.B. de C.V	185,552	154,663
	Grupo Sanborns S.A.B. de C.V	1,389,018	1,712,795
#*	Grupo Simec S.A.B. de C.V., Class B.	891,756	3,081,774
*	Grupo Sports World S.A.B. de C.V	293,561	309,167
	Grupo Televisa S.A.B., Sponsored ADR.	680,759	7,570,040
#	Grupo Televisa S.A.B	2,296,479	5,103,287
*	Hoteles City Express S.A.B. de C.V	399,511	300,022
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR.	28,195	1,362,946
	Industrias Bachoco S.A.B. de C.V., Class B.	1,497,865	6,010,326
#*	Industrias CH S.A.B. de C.V	1,907,677	9,438,688
#	Industrias Penoles S.A.B. de C.V	526,545	5,465,668
#*	La Comer S.A.B. de C.V	4,759,733	6,045,545
*	Medica Sur S.A.B. de C.V., Class B.	1,000	1,111
#*	Minera Frisco S.A.B. de C.V	3,406,833	572,448
#*	Minera Frisco S.A.B. de C.V., Class A1.	5,704,431	950,965
	Nemak S.A.B. de C.V	3,783,340	1,571,761
#	Orbia Advance Corp. S.A.B. de C.V	10,283,637	24,300,198
#	Organizacion Cultiba S.A.B. de C.V	157,421	99,974
	Organizacion Soriana S.A.B. de C.V., Class B	14,036,811	17,784,195
#	Promotora y Operadora de Infraestructura S.A.B. de C.V	384,211	4,155,144
	Qualitas Controladora S.A.B. de C.V	382,119	1,722,776
#	TV Azteca S.A.B. de C.V	8,281,475	348,431
	Unifin Financiera S.A.B. de C.V	485,048	739,297
#	Vitro S.A.B. de C.V., Class A.	1,420,353	3,115,749

TOTAL MEXICO.			498,478,778

PHILIPPINES — (1.1%)
	ACR Mining Corp	105,455	6,963
	Alliance Global Group, Inc	35,285,606	7,484,768
	Alsons Consolidated Resources, Inc	14,968,000	351,780
	Altus Property Ventures, Inc	612,198	46,803
*	Apex Mining Co., Inc	2,152,000	41,927
*	Atlas Consolidated Mining & Development Corp	5,118,500	241,264
	Ayala Corp	40,180	572,184
	Bank of the Philippine Islands.	3,754,753	6,087,963
	BDO Unibank, Inc	13,135,939	38,148,218
	Belle Corp	4,041,000	124,736
	Cebu Air, Inc	2,396,070	3,532,309
*	CEMEX Holdings Philippines, Inc	41,067,719	1,143,452
	Century Properties Group, Inc	24,226,400	231,829
	China Banking Corp	985,632	486,706
	Cosco Capital, Inc	17,924,000	2,149,867

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	DMCI Holdings, Inc	6,362,900	$761,140
*	East West Banking Corp	5,189,000	1,142,014
	EEI Corp	10,680,537	411,664
	Emperador, Inc	1,145,300	162,443
*	Empire East Land Holdings, Inc	6,599,000	52,147
	Filinvest Development Corp	384,400	98,062
	Filinvest Land, Inc	120,382,031	3,446,078
	First Philippine Holdings Corp	3,640,000	4,763,874
*	Global Ferronickel Holdings, Inc	13,281,116	381,480
	GT Capital Holdings, Inc	461,637	6,120,203
	Integrated Micro-Electronics, Inc	2,190,100	301,623
	JG Summit Holdings, Inc	14,396,660	19,750,812
	Lopez Holdings Corp	23,866,500	1,744,217
	LT Group, Inc	15,670,000	3,027,878
	Megaworld Corp	95,450,300	7,583,826
	Metro Retail Stores Group, Inc	1,494,000	57,564
	Metropolitan Bank & Trust Co	11,128,828	12,533,993
	Nickel Asia Corp	17,474,940	982,093
	Petron Corp	23,490,900	1,668,623
*	Philex Mining Corp	4,679,000	265,809
*	Philippine National Bank.	4,829,285	3,021,040
*	Philippine National Construction Corp	398,900	7,212
	Philippine Savings Bank.	1,990,343	2,096,371
	Phoenix Petroleum Philippines, Inc	1,527,700	357,318
	Pilipinas Shell Petroleum Corp	184,030	108,264
	Premium Leisure Corp	6,804,000	72,184
	RFM Corp	762,400	75,276
	Rizal Commercial Banking Corp	6,052,506	2,374,509
	Robinsons Land Corp	31,608,508	15,810,142
	Robinsons Retail Holdings, Inc	380,990	579,183
	San Miguel Corp	6,118,756	16,778,839
	San Miguel Food and Beverage, Inc	187,350	267,742
	Security Bank Corp	1,834,394	6,363,241
	SSI Group, Inc	8,624,000	376,187
	STI Education Systems Holdings, Inc	12,851,000	154,781
*	Top Frontier Investment Holdings, Inc	626,212	2,300,477
	Union Bank Of Philippines	4,289,479	5,362,253
	Vista Land & Lifescapes, Inc	59,076,668	8,139,952

TOTAL PHILIPPINES.			190,151,283

POLAND — (0.9%)
	Agora SA	405,473	1,293,588
*	Alior Bank SA.	503,993	3,446,287
	Amica SA.	5,928	224,067
	Bank Handlowy w Warszawie SA.	63,617	925,327
#*	Bank Millennium SA.	3,889,393	5,960,477
*	Boryszew SA	283,585	325,416
#*	Ciech SA.	148,017	1,480,635
	Cognor SA.	156,283	49,290
	Cyfrowy Polsat SA.	748,341	5,245,385
	Develia SA.	1,367,099	964,495
#*	Enea SA.	2,414,579	4,467,594
	Firma Oponiarska Debica SA.	43,473	924,647
*	Getin Noble Bank SA.	948,327	76,246
*	Grupa Azoty SA.	233,677	1,498,377
	Grupa Kety SA.	37,284	3,484,763
	Grupa Lotos SA.	752,868	14,941,025
#	Jastrzebska Spolka Weglowa SA.	175,136	846,909
	Kernel Holding SA.	484,032	5,869,584

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
POLAND — (Continued)
*	KGHM Polska Miedz SA.	1,239,634	$29,138,683
	Lubelski Wegiel Bogdanka SA.	52,381	402,805
*	mBank SA.	33,848	3,243,371
*	Netia SA.	1,572,245	1,846,054
#*	PGE Polska Grupa Energetyczna SA.	5,363,233	9,520,767
#	PKP Cargo SA.	109,382	500,180
	Polski Koncern Naftowy Orlen S.A	2,718,340	53,036,275
	Powszechna Kasa Oszczednosci Bank Polski SA.	503,059	4,433,409
	Stalexport Autostrady SA.	189,773	145,292
	Stalprodukt SA.	3,659	186,925
#*	Tauron Polska Energia SA.	9,857,649	3,781,027

TOTAL POLAND.			158,258,900

RUSSIA — (2.2%)
*	AFI Development P.L.C., GDR	16,827	6,049
	Etalon Group P.L.C., GDR.	88,415	203,355
	Gazprom PJSC, Sponsored ADR.	16,442,937	115,258,970
	Gazprom PJSC, Sponsored ADR.	18,140	126,799
	Lukoil PJSC, Sponsored ADR.	2,040,526	207,612,069
	Magnitogorsk Iron & Steel Works PJSC, GDR.	472,236	4,319,256
	Rosneft Oil Co. PJSC, GDR.	2,830,472	21,211,557
	RusHydro PJSC, ADR.	6,278,659	6,367,577
	TMK PJSC, GDR.	11,656	40,446
	VTB Bank PJSC, GDR	5,770,267	8,239,941

TOTAL RUSSIA			363,386,019

SOUTH AFRICA — (5.6%)
	Absa Group, Ltd	7,161,104	65,167,460
	Adcock Ingram Holdings, Ltd	18,820	63,520
#	Adcorp Holdings, Ltd	973,614	776,435
	Advtech, Ltd	33,682	24,039
	AECI, Ltd	17,527,249	11,882,417
	African Oxygen, Ltd	160,532	231,369
	African Phoenix Investments, Ltd	8,992,464	239,139
	African Rainbow Minerals, Ltd	1,303,077	14,595,164
	Alexander Forbes Group Holdings, Ltd	6,853,721	2,387,091
	Allied Electronics Corp., Ltd., Class A.	111,594	168,650
	Alviva Holdings, Ltd	1,047,636	985,470
	Anglo American Platinum, Ltd	76,326	6,089,459
#	AngloGold Ashanti, Ltd	1,093,227	22,303,054
	AngloGold Ashanti, Ltd., Sponsored ADR.	2,459,429	50,073,974
*	ArcelorMittal South Africa, Ltd	2,450,261	210,236
*	Ascendis Health, Ltd	171,417	11,365
*	Aspen Pharmacare Holdings, Ltd	1,809,266	13,926,781
	Assore, Ltd	103,905	1,673,901
	Astral Foods, Ltd	134,124	1,787,708
	Barloworld, Ltd	3,044,227	18,811,830
	Bidvest Group, Ltd. (The)	4,282	58,912
#*	Blue Label Telecoms, Ltd	3,617,676	659,377
#*	Brait SE.	2,532,876	1,379,446
	Caxton and CTP Publishers and Printers, Ltd	2,539,283	1,238,364
#	DataTec, Ltd	4,396,920	9,762,231
#	Discovery, Ltd	598,548	4,645,317
#	DRDGOLD, Ltd	4,316,214	2,760,688
*	enX Group, Ltd	391,330	261,914
#*	EOH Holdings, Ltd	461,925	251,245
	Exxaro Resources, Ltd	1,600,105	12,959,862
	FirstRand, Ltd	264,993	1,015,570

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group, Ltd. (The)	53,229	$487,521
	Gold Fields, Ltd	1,630,420	10,554,818
	Gold Fields, Ltd., Sponsored ADR	12,555,688	80,356,403
#*	Grindrod Shipping Holdings, Ltd	138,415	747,860
#	Grindrod, Ltd	6,184,545	1,981,543
*	Harmony Gold Mining Co., Ltd	1,263,467	4,265,077
	Hudaco Industries, Ltd	170,254	1,149,522
	Hulamin, Ltd	138,226	16,710
#*	Impala Platinum Holdings, Ltd	4,975,459	46,752,423
	Imperial Logistics, Ltd	2,224,533	7,481,867
	Investec, Ltd	1,926,800	10,679,279
*	Invicta Holdings, Ltd	93,463	96,190
	KAP Industrial Holdings, Ltd	10,187,856	2,502,877
	Kumba Iron Ore, Ltd	135,811	3,140,303
#	Lewis Group, Ltd	1,479,830	2,906,151
	Liberty Holdings, Ltd	1,746,250	12,207,155
	Life Healthcare Group Holdings, Ltd	3,270,888	5,459,953
*	Long4Life, Ltd	1,383,403	343,732
	Massmart Holdings, Ltd	44,183	156,308
	Merafe Resources, Ltd	21,252,996	896,514
	Metair Investments, Ltd	1,678,681	2,585,704
#	Momentum Metropolitan Holdings.	14,951,503	19,919,760
	Motus Holdings Ltd	258,290	1,382,802
	Mpact, Ltd	2,759,482	2,840,572
#	MTN Group, Ltd	19,385,645	103,778,850
	Murray & Roberts Holdings, Ltd	6,948,515	4,925,932
*	Nampak, Ltd	5,668,041	1,840,061
#	Nedbank Group, Ltd	3,844,098	49,898,846
	Novus Holdings, Ltd	266,993	39,386
	Oceana Group, Ltd	112,344	472,599
	Old Mutual, Ltd	20,508,346	23,568,313
#*	Omnia Holdings, Ltd	1,827,067	4,052,728
#	Peregrine Holdings, Ltd	1,594,063	2,021,580
	Pioneer Foods Group, Ltd	43,462	314,595
#*	PPC, Ltd	10,395,993	1,590,535
	Raubex Group, Ltd	2,180,513	3,445,665
	RCL Foods, Ltd	159,113	127,501
	Reunert, Ltd	1,312,134	5,322,040
	Rhodes Food Group Pty, Ltd	23,326	25,291
*	Royal Bafokeng Platinum, Ltd	589,877	2,023,817
	Sanlam, Ltd	39,807	194,918
#*	Sappi, Ltd	6,825,514	17,294,123
	Sasol, Ltd	2,811,885	44,669,776
#	Sasol, Ltd., Sponsored ADR.	1,500,496	23,662,822
#*	Sibanye Gold, Ltd	5,741,777	14,788,659
#*	Sibanye Gold, Ltd., Sponsored ADR.	2,189,945	22,337,433
	Standard Bank Group, Ltd	11,999,737	125,166,392
#*	Steinhoff International Holdings NV.	23,998,309	1,437,786
*	Super Group, Ltd	4,954,238	8,229,316
	Telkom SA SOC, Ltd	3,663,697	7,813,299
*	Tongaat Hulett, Ltd	1,558,340	514,356
#*	Trencor, Ltd	1,591,151	984,749
	Truworths International, Ltd	371,087	1,083,467
	Tsogo Sun Gaming, Ltd	2,917,390	2,106,538
	Wilson Bayly Holmes-Ovcon, Ltd	639,963	5,556,452

TOTAL SOUTH AFRICA.			944,600,857

SOUTH KOREA — (13.9%)
*	Actoz Soft Co., Ltd	3,138	29,009

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Aekyung Petrochemical Co., Ltd	173,089	$1,131,193
	AJ Networks Co., Ltd	69,115	283,233
#*	Ajin Industrial Co., Ltd	303,487	606,467
	AK Holdings, Inc	33,833	853,689
	ALUKO Co., Ltd	37,695	76,642
#	Asia Cement Co., Ltd	21,203	1,183,516
#	ASIA Holdings Co., Ltd	14,142	1,204,198
	Asia Paper Manufacturing Co., Ltd	61,442	1,776,261
	AUK Corp	304,983	519,151
	Aurora World Corp	19,282	183,538
#	Austem Co., Ltd	264,614	448,018
	Autech Corp	14,356	133,067
	Avaco Co., Ltd	53,567	255,695
	BGF Co., Ltd	276,441	1,178,478
	Bixolon Co., Ltd	27,536	123,075
#*	Bluecom Co., Ltd	68,876	214,933
	BNK Financial Group, Inc	2,996,156	16,898,898
	Bookook Securities Co., Ltd	38,198	654,900
	Busan City Gas Co., Ltd	1,660	48,040
	BYC Co., Ltd	752	140,281
#	Byucksan Corp	408,311	570,099
	Capro Corp	405,460	1,010,513
	Chinyang Holdings Corp	83,349	172,769
#	Chokwang Paint, Ltd	65,712	284,433
	Chongkundang Holdings Corp	2,524	235,869
	Chosun Refractories Co., Ltd	10,755	720,690
	CJ CheilJedang Corp	52,598	10,380,261
	CJ Corp	184,976	12,745,207
*	CJ Logistics Corp	1,908	231,825
	CKD Bio Corp	9,375	219,950
	Cosmax BTI, Inc	36,407	357,879
	CROWNHAITAI Holdings Co., Ltd	46,855	393,560
	D.I Corp	219,086	599,747
#	Dae Dong Industrial Co., Ltd	196,128	849,080
	Dae Han Flour Mills Co., Ltd	13,658	1,548,966
#	Dae Hyun Co., Ltd	315,900	593,873
	Dae Won Kang Up Co., Ltd	378,612	1,059,397
#*	Dae Young Packaging Co., Ltd	855,924	999,341
#	Daechang Co., Ltd	1,039,323	1,123,062
	Daechang Forging Co., Ltd	5,125	121,533
	Daeduck Electronics Co	399,421	3,014,949
#	Daehan Steel Co., Ltd	149,767	684,700
#	Dae-Il Corp	219,602	348,694
	Daekyo Co., Ltd	162,385	774,800
	Daelim B&Co Co., Ltd	7,997	26,471
#*	Daelim C&S Co., Ltd	15,766	88,215
	Daelim Industrial Co., Ltd	363,987	24,457,475
	Daesang Corp	309,880	5,405,253
	Daesang Holdings Co., Ltd	163,054	804,686
	Daewon San Up Co., Ltd	61,406	276,719
#*	Daewoo Engineering & Construction Co., Ltd	2,260,703	8,170,136
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd	319,791	6,561,089
	Daewoong Co., Ltd	3,149	30,051
*	Dahaam E-Tec Co., Ltd	3,535	85,717
	Daihan Pharmaceutical Co., Ltd	1,834	47,184
	Daishin Securities Co., Ltd	471,614	4,168,712
#	Daou Data Corp	150,274	989,271
#	Daou Technology, Inc	386,217	5,742,820
*	Dayou Automotive Seat Technology Co., Ltd	54,169	37,635

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co., Ltd	371,038	$1,196,020
	DB Insurance Co., Ltd	261,136	9,242,874
*	DB, Inc	62,943	41,430
*	Deutsch Motors, Inc	66,004	438,454
#	Development Advance Solution Co., Ltd	99,076	461,441
	DGB Financial Group, Inc	1,525,621	8,259,759
	DHP Korea Co., Ltd	5,994	38,203
	DI Dong Il Corp	18,459	1,110,874
	Display Tech Co., Ltd	34,003	101,596
	DMS Co., Ltd	210,807	909,539
	Dong A Eltek Co., Ltd	90,795	559,816
	Dong-A Socio Holdings Co., Ltd	5,046	395,721
	Dong-Ah Geological Engineering Co., Ltd	9,512	125,706
#	Dongbang Transport Logistics Co., Ltd	285,602	331,945
#	Dongbu Corp	36,803	257,278
#	Dongil Industries Co., Ltd	17,268	767,238
	Dongkuk Industries Co., Ltd	437,456	881,467
*	Dongkuk Steel Mill Co., Ltd	861,450	3,516,489
	Dongkuk Structures & Construction Co., Ltd	32,749	61,104
	Dongsuh Cos., Inc	3,791	51,474
	DONGSUNG Corp	159,407	607,620
	Dongwha Enterprise Co., Ltd	33,412	470,344
	Dongwha Pharm Co., Ltd	47,768	315,890
#	Dongwon Development Co., Ltd	501,265	1,633,170
	Dongwon F&B Co., Ltd	249	43,544
	Dongwon Industries Co., Ltd	12,137	2,051,244
	Dongwoo Farm To Table Co., Ltd	14,971	39,593
#	Dongyang E&P, Inc	46,912	610,543
	Doosan Bobcat, Inc	331,823	8,532,265
#	Doosan Co., Ltd	83,669	4,371,176
#*	Doosan Fuel Cell Co., Ltd	279,793	1,725,509
#*	Doosan Heavy Industries & Construction Co., Ltd	1,682,930	7,618,738
#*	Doosan Infracore Co., Ltd	2,191,242	8,925,393
*	Doosan Solus Co., Ltd	154,224	3,315,756
	DRB Holding Co., Ltd	80,611	346,354
#	DTR Automotive Corp	50,871	1,232,964
	DY Corp	197,601	828,628
	DY POWER Corp	23,114	194,748
#	e Tec E&C, Ltd	11,855	627,782
	Eagon Holdings Co., Ltd	9,397	19,568
#	Eagon Industrial, Ltd	93,366	504,209
	Easy Bio, Inc	554,498	2,116,531
*	Elentec Co., Ltd	30,857	123,245
#	e-LITECOM Co., Ltd	76,488	299,974
	E-MART, Inc	169,584	15,632,137
	EM-Tech Co., Ltd	18,093	136,455
	Eugene Corp	614,673	2,112,045
	Eugene Investment & Securities Co., Ltd	987,403	1,915,676
*	Eusu Holdings Co., Ltd	64,565	335,937
#	EVERDIGM Corp	36,984	128,184
	Farmsco.	26,482	89,063
*	FarmStory Co., Ltd	442,420	363,615
	Fursys, Inc	26,329	630,499
#	Gaon Cable Co., Ltd	25,474	424,909
	Geumhwa PSC Co., Ltd	490	11,336
*	Global Standard Technology Co., Ltd	2,594	31,283
#	GMB Korea Corp	101,441	443,681
#	Golfzon Newdin Holdings Co., Ltd	254,754	761,579
	GS Engineering & Construction Corp	772,211	17,919,507

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Global Corp	618,093	$1,019,435
	GS Holdings Corp	715,988	27,290,866
	GS Home Shopping, Inc	3,718	405,185
	Gwangju Shinsegae Co., Ltd	7,018	956,591
	Haitai Confectionery & Foods Co., Ltd	6,605	38,368
*	Halla Corp	263,583	589,259
#	Halla Holdings Corp	100,087	3,500,575
	Hana Financial Group, Inc	3,460,952	95,645,471
#	Hana Micron, Inc	273,957	1,380,904
	Handsome Co., Ltd	160,995	3,675,914
#	Hanil Cement Co., Ltd	24,093	1,550,650
#	Hanil Holdings Co., Ltd	20,065	636,587
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd	23,140	45,557
#	Hanjin Transportation Co., Ltd	103,070	2,833,527
	Hankook Tire & Technology Co., Ltd	893,444	21,320,068
	Hankuk Paper Manufacturing Co., Ltd	36,139	490,804
	HanmiGlobal Co., Ltd	3,947	27,848
	Hanshin Construction.	86,621	975,577
#*	Hansol Holdings Co., Ltd	544,710	1,588,399
#	Hansol HomeDeco Co., Ltd	808,746	701,131
	Hansol Paper Co., Ltd	240,817	2,866,594
#*	Hansol Technics Co., Ltd	262,805	1,901,503
*	Hanwha Aerospace Co., Ltd	316,832	8,567,490
	Hanwha Corp	394,113	7,081,220
	Hanwha General Insurance Co., Ltd	737,466	1,438,617
*	Hanwha Investment & Securities Co., Ltd	1,400,319	2,245,741
	Hanwha Life Insurance Co., Ltd	4,151,683	7,071,255
*	Hanwha Solutions Corp	1,040,825	14,440,321
	Hanyang Eng Co., Ltd	139,111	1,359,383
	Hanyang Securities Co., Ltd	91,390	732,528
#	Harim Holdings Co., Ltd	258,049	1,668,137
	HDC Holdings Co., Ltd	459,336	3,830,047
	HDC Hyundai Engineering Plastics Co., Ltd	132,824	468,252
#*	Heung-A Shipping Co., Ltd	1,000,975	334,629
#*	Heungkuk Fire & Marine Insurance Co., Ltd	152,112	372,820
	Hitejinro Holdings Co., Ltd	93,596	1,105,154
#	HS R&A Co., Ltd	471,365	810,233
#*	HSD Engine Co., Ltd	62,717	210,979
	Huchems Fine Chemical Corp	8,072	131,500
*	Humax Co., Ltd	162,292	618,079
#*	Huneed Technologies.	54,858	293,659
	Huons Global Co., Ltd	5,094	128,587
	Husteel Co., Ltd	13,800	104,109
#	Huvis Corp	179,389	849,338
	Huvitz Co., Ltd	4,638	40,742
#	Hwa Shin Co., Ltd	259,523	716,778
#	Hwacheon Machine Tool Co., Ltd	14,514	468,471
#	Hwangkum Steel & Technology Co., Ltd	97,935	538,485
	HwaSung Industrial Co., Ltd	117,190	1,058,118
#	Hy-Lok Corp	59,587	776,856
*	Hyosung Advanced Materials Corp	2,061	170,512
	Hyosung Chemical Corp	1,451	142,445
#	Hyosung Corp	49,825	2,954,842
	Hyosung TNC Co., Ltd	2,944	405,013
#	Hyundai BNG Steel Co., Ltd	119,978	825,246
	Hyundai Construction Equipment Co., Ltd	155,655	3,426,235
#	Hyundai Corp Holdings, Inc	72,270	623,595
	Hyundai Corp	72,538	952,473
	Hyundai Department Store Co., Ltd	146,117	9,484,329

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Electric & Energy System Co., Ltd	33,931	$275,871
#	Hyundai Engineering & Construction Co., Ltd	717,813	22,661,626
	Hyundai Glovis Co., Ltd	4,047	496,401
	Hyundai Greenfood Co., Ltd	492,446	4,230,423
	Hyundai Heavy Industries Holdings Co., Ltd	90,275	20,544,428
	Hyundai Home Shopping Network Corp	72,279	4,536,977
	Hyundai Hy Communications & Networks Co., Ltd	469,184	1,494,950
	Hyundai Livart Furniture Co., Ltd	118,366	1,093,773
	Hyundai Marine & Fire Insurance Co., Ltd	566,378	10,390,169
	Hyundai Mipo Dockyard Co., Ltd	257,572	8,842,750
	Hyundai Mobis Co., Ltd	461,684	88,284,856
	Hyundai Motor Co	973,740	101,086,034
	Hyundai Motor Securities Co., Ltd	207,553	1,636,459
	Hyundai Steel Co	796,472	18,682,336
	Hyundai Wia Corp	154,345	5,476,935
#	IDIS Holdings Co., Ltd	43,273	421,878
*	IHQ, Inc	116,436	155,863
	Il Dong Pharmaceutical Co., Ltd	5,412	70,601
#*	Iljin Electric Co., Ltd	218,322	581,356
	Iljin Holdings Co., Ltd	91,947	350,112
#	Ilshin Spinning Co., Ltd	16,546	936,686
#	Ilsung Pharmaceuticals Co., Ltd	8,768	603,099
	iMarketKorea, Inc	142,465	1,105,936
*	Industrial Bank of Korea.	3,381,434	30,292,918
	INITECH Co., Ltd	31,597	142,650
	Interpark Holdings Corp	513,748	861,654
	INTOPS Co., Ltd	162,464	1,490,548
#	Inzi Controls Co., Ltd	113,074	439,843
#	INZI Display Co., Ltd	229,636	374,208
#*	Iones Co., Ltd	78,648	434,010
	IS Dongseo Co., Ltd	80,628	1,930,216
#	ISC Co., Ltd	98,854	974,968
	ISU Chemical Co., Ltd	109,224	836,492
#	Jahwa Electronics Co., Ltd	137,074	1,134,865
	JB Financial Group Co., Ltd	1,733,162	7,391,073
	Jinsung T.E.C	4,593	23,626
#	Kangnam Jevisco Co., Ltd	39,014	628,412
	KAON Media Co., Ltd	60,514	356,591
*	KB Financial Group, Inc	2,139,368	78,697,499
#*	KB Financial Group, Inc., ADR.	2,909,794	106,294,775
*	KBI Dongkook Industrial Co., Ltd	69,101	37,298
	KC Co., Ltd	98,742	1,315,106
	KC Green Holdings Co., Ltd	88,975	359,187
	KCC Corp	41,442	6,944,936
	KCC Engineering & Construction Co., Ltd	57,788	289,414
*	KCC Glass Corp	38,941	1,114,139
#*	KEC Corp	920,437	750,838
#	Keyang Electric Machinery Co., Ltd	221,034	525,132
	KG Chemical Corp	77,023	763,224
	KG Eco Technology Service Co., Ltd	290,193	734,491
	KGMobilians Co., Ltd	138,105	647,701
	Kia Motors Corp	2,302,824	78,325,496
	KISCO Corp	209,599	760,982
#	KISCO Holdings Co., Ltd	68,495	686,586
	Kishin Corp	94,659	294,791
	KISWIRE, Ltd	85,648	1,284,567
#	KIWOOM Securities Co., Ltd	142,349	8,330,276
	KMH Co., Ltd	98,465	440,730
*	Kodaco Co., Ltd	291,772	201,506

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Holdings Co., Ltd	15,239	$268,568
	Kolon Corp	54,098	689,397
#	Kolon Global Corp	41,349	302,792
	Kolon Industries, Inc	244,494	8,566,431
#	Komelon Corp	29,152	193,512
	Kook Soon Dang Brewery Co., Ltd	91,204	257,643
#	Korea Alcohol Industrial Co., Ltd	168,003	1,206,191
	Korea Asset In Trust Co., Ltd	256,587	629,638
#	Korea Autoglass Corp	90,414	1,129,947
#*	Korea Circuit Co., Ltd	112,791	925,130
	Korea Electric Terminal Co., Ltd	39,228	1,249,123
	Korea Export Packaging Industrial Co., Ltd	1,813	30,061
*	Korea Flange Co., Ltd	295,150	473,462
	Korea Investment Holdings Co., Ltd	562,651	30,946,194
*	Korea Line Corp	124,906	2,126,622
	Korea Petrochemical Ind Co., Ltd	46,081	3,558,726
#	Korea Petroleum Industries Co	1,552	131,399
	Korea Real Estate Investment & Trust Co., Ltd	1,033,318	1,732,149
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd	281,310	26,507,623
	Korea United Pharm, Inc	4,015	55,139
	Korea Zinc Co., Ltd	1,708	541,834
	Korean Air Lines Co., Ltd	623,926	12,232,195
	Korean Reinsurance Co	1,141,579	8,228,088
	Kortek Corp	129,899	1,299,658
#	KPX Chemical Co., Ltd	23,883	1,073,641
	KSS LINE, Ltd	144,669	844,257
	KT Skylife Co., Ltd	220,173	1,596,224
#*	KTB Investment & Securities Co., Ltd	544,533	967,444
#	KTCS Corp	353,941	609,417
	Ktis Corp	206,085	360,712
#	Kukdo Chemical Co., Ltd	28,914	999,578
#	Kukdong Oil & Chemicals Co., Ltd	26,930	75,665
#	Kumho Petrochemical Co., Ltd	27,803	1,505,316
#*	Kumho Tire Co., Inc	702,739	2,243,572
#	Kumkang Kind Co., Ltd	96,105	274,470
	Kwang Dong Pharmaceutical Co., Ltd	10,073	53,877
#	Kyeryong Construction Industrial Co., Ltd	52,424	781,949
	Kyobo Securities Co., Ltd	240,705	1,743,281
#	Kyungbang Co., Ltd	140,776	1,075,289
#	LEADCORP, Inc. (The)	243,359	1,211,443
#*	Lee Ku Industrial Co., Ltd	85,505	113,742
	LF Corp	266,033	3,324,322
	LG Corp	686,160	40,322,991
#*	LG Display Co., Ltd., ADR.	4,019,804	25,163,973
#*	LG Display Co., Ltd	1,617,796	20,492,511
	LG Electronics, Inc	1,475,626	80,464,239
	LG Hausys, Ltd	76,287	3,111,875
	LG HelloVision Co., Ltd	365,348	1,554,891
	LG International Corp	395,705	3,987,200
	LG Uplus Corp	1,339,923	14,830,908
#	LMS Co., Ltd	30,866	380,049
	LOT Vacuum Co., Ltd	92,746	716,229
#	Lotte Chemical Corp	178,306	27,967,960
	Lotte Chilsung Beverage Co., Ltd	18,100	1,869,459
#	Lotte Corp	191,122	5,608,092
	LOTTE Fine Chemical Co., Ltd	189,527	6,133,220
	Lotte Food Co., Ltd	1,845	554,417
	LOTTE Himart Co., Ltd	124,016	2,760,547
*	Lotte Non-Life Insurance Co., Ltd	771,354	1,083,646

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Shopping Co., Ltd	115,606	$11,099,563
	LS Corp	191,563	6,321,724
	LS Industrial Systems Co., Ltd	2,045	89,379
#*	Lumens Co., Ltd	431,786	862,870
#*	LVMC Holdings	164,607	559,693
	Maeil Holdings Co., Ltd	11,288	96,893
	Mando Corp	28,003	778,468
#	MegaStudy Co., Ltd	51,341	490,834
	Meritz Financial Group, Inc	259,720	2,318,727
	Meritz Fire & Marine Insurance Co., Ltd	46,364	608,470
#	Meritz Securities Co., Ltd	4,293,500	13,040,863
	Mi Chang Oil Industrial Co., Ltd	6,722	422,679
	Mirae Asset Daewoo Co., Ltd	2,828,457	16,074,365
	Mirae Asset Life Insurance Co., Ltd	817,289	2,864,563
#	MK Electron Co., Ltd	203,856	1,312,456
*	MNTech Co., Ltd	194,834	527,838
#	Mobase Co., Ltd	159,085	566,800
	Moorim P&P Co., Ltd	326,405	1,057,473
#	Moorim Paper Co., Ltd	293,869	623,424
#	Motonic Corp	103,305	769,323
#	Muhak Co., Ltd	77,436	531,915
	Namyang Dairy Products Co., Ltd	4,326	1,491,098
#*	NEOWIZ HOLDINGS Corp	62,945	717,128
	Nexen Corp	252,946	1,212,954
	Nexen Tire Corp	434,984	2,945,961
	NH Investment & Securities Co., Ltd	1,697,411	15,462,692
*	NHN Corp	74,026	4,651,189
	Nice Information & Telecommunication, Inc	1,735	41,310
	Nong Shim Holdings Co., Ltd	22,424	1,452,321
	NongShim Co., Ltd	24,868	4,783,478
#	NOROO Paint & Coatings Co., Ltd	115,283	712,581
#	NPC	116,690	371,425
#	NS Shopping Co., Ltd	74,291	543,887
	OCI Co., Ltd	154,605	7,137,449
	Opto Device Technology Co., Ltd	52,020	201,950
	Orion Holdings Corp	237,752	3,071,240
#	Paik Kwang Industrial Co., Ltd	250,824	662,826
#*	Pan Ocean Co., Ltd	2,504,942	8,259,388
	Pang Rim Co., Ltd	14,177	23,370
#	Pan-Pacific Co., Ltd	113,324	221,889
#	Poongsan Corp	238,018	4,046,049
#	Poongsan Holdings Corp	54,022	1,442,518
	POSCO, Sponsored ADR	1,343,921	59,683,532
	POSCO.	776,701	140,713,717
	POSCO Coated & Color Steel Co., Ltd	30,120	388,132
	Posco International Corp	670,379	9,389,039
#	Protec Co., Ltd	44,642	609,210
	PS TEC Co., Ltd	29,909	98,341
	Pulmuone Co., Ltd	4,133	36,295
#	Pyeong Hwa Automotive Co., Ltd	106,473	710,559
	Rayence Co., Ltd	6,529	67,133
	S&T Dynamics Co., Ltd	296,345	1,623,746
#	S&T Holdings Co., Ltd	88,712	1,110,294
	S&T Motiv Co., Ltd	80,777	2,633,604
#	Sajo Industries Co., Ltd	25,441	702,121
#	Sam Young Electronics Co., Ltd	138,062	958,933
#	Sambo Corrugated Board Co., Ltd	31,268	218,795
#	Sambo Motors Co., Ltd	144,702	633,950
#	Samho Development Co., Ltd	220,749	745,567

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samho International Co., Ltd	6,643	$97,530
	SAMHWA Paints Industrial Co., Ltd	95,709	387,321
#	Samick Musical Instruments Co., Ltd	698,469	1,036,191
	Samji Electronics Co., Ltd	13,940	106,511
#	Samjin LND Co., Ltd	82,899	168,818
#	Samkee Automotive Co., Ltd	104,071	192,314
	Samkwang Glass Co., Ltd	851	19,943
	Sammok S-Form Co., Ltd	69,958	450,587
*	SAMPYO Cement Co., Ltd	407,461	1,072,967
	Samsung C&T Corp	407,483	36,669,600
	Samsung Card Co., Ltd	320,565	10,167,323
	Samsung Fire & Marine Insurance Co., Ltd	100,431	17,682,439
#*	Samsung Heavy Industries Co., Ltd	2,571,750	14,160,142
	Samsung Life Insurance Co., Ltd	698,680	40,429,635
	Samsung Securities Co., Ltd	667,831	19,510,040
#	SAMT Co., Ltd	682,588	1,372,614
#	Samyang Corp	43,530	1,532,870
	Samyang Holdings Corp	47,506	2,205,774
	Samyang Tongsang Co., Ltd	19,918	1,023,470
*	Sangsangin Co., Ltd	45,899	306,029
#	SAVEZONE I&C Corp	83,806	202,239
*	SBS Media Holdings Co., Ltd	425,302	726,392
	Seah Besteel Corp	164,863	1,769,670
	SeAH Holdings Corp	10,121	605,583
	SeAH Steel Corp	20,386	893,135
	SeAH Steel Holdings Corp	20,335	689,026
	Sebang Co., Ltd	151,769	1,270,146
	Sebang Global Battery Co., Ltd	101,136	2,831,867
	Sebo Manufacturing Engineer Corp	37,002	220,948
#	Sejong Industrial Co., Ltd	156,470	590,248
#*	Sejoong Co., Ltd	74,223	157,576
#*	Sekonix Co., Ltd	133,734	753,314
#	S-Energy Co., Ltd	40,484	123,478
#	Seohan Co., Ltd	733,596	653,668
#	Seohee Construction Co., Ltd	1,917,160	1,725,196
	SEOWONINTECH Co., Ltd	6,241	32,852
#	Seoyon Co., Ltd	124,019	395,510
	Seoyon E-Hwa Co., Ltd	111,920	461,795
	Sewon Precision Industry Co., Ltd	1,457	7,417
#*	SG&G Corp	253,663	384,528
	Shindaeyang Paper Co., Ltd	26,191	1,394,810
*	Shinhan Financial Group Co., Ltd	3,507,605	114,464,835
#*	Shinhan Financial Group Co., Ltd., ADR	1,415,269	45,840,562
#	Shinsegae Engineering & Construction Co., Ltd	18,197	382,342
#	Shinsegae Food Co., Ltd	2,444	137,444
	Shinsegae Information & Communication Co., Ltd	4,044	378,456
	Shinsegae, Inc	94,497	20,957,177
#*	Shinsung Tongsang Co., Ltd	172,621	187,370
*	Shinwha Intertek Corp	35,678	87,371
	Shinyoung Securities Co., Ltd	46,735	2,076,288
#*	Signetics Corp	562,085	483,042
#	Silla Co., Ltd	63,401	591,976
#	SIMPAC, Inc	175,387	374,326
	Sindoh Co., Ltd	64,277	1,825,147
#	SK Chemicals Co., Ltd	28,205	1,359,507
	SK Discovery Co., Ltd	154,995	3,002,330
	SK Gas, Ltd	262	16,496
	SK Holdings Co., Ltd	42,795	8,366,020
	SK Innovation Co., Ltd	397,202	42,749,546

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Networks Co., Ltd	2,079,015	$8,587,597
*	SK Rent A Car Co., Ltd	16,307	149,249
	SK Securities Co., Ltd	2,864,051	1,383,261
#	SKC Co., Ltd	262,036	11,303,795
#	SL Corp	152,026	2,118,873
	Songwon Industrial Co., Ltd	22,608	245,750
	Spigen Korea Co., Ltd	3,977	172,768
#*	Ssangyong Motor Co	513,877	832,543
#	Sun Kwang Co., Ltd	35,191	455,421
	Sunchang Corp	14,692	49,333
#	Sung Kwang Bend Co., Ltd	154,464	1,216,254
*	Sungchang Enterprise Holdings, Ltd	293,641	375,639
	Sungdo Engineering & Construction Co., Ltd	142,862	400,711
#	Sungshin Cement Co., Ltd	267,696	1,403,969
	Sungwoo Hitech Co., Ltd	752,365	2,259,020
#	Sunjin Co., Ltd	38,036	275,403
#	Tae Kyung Industrial Co., Ltd	141,624	632,846
	Taekwang Industrial Co., Ltd	5,252	4,089,380
*	Taewoong Co., Ltd	112,504	693,261
	Taeyoung Engineering & Construction Co., Ltd	564,963	6,472,450
#*	TBH Global Co., Ltd	190,826	381,049
#*	Thinkware Systems Corp	71,310	416,532
#*	TK Chemical Corp	637,170	1,393,386
#	TK Corp	118,108	991,205
	Tongyang Life Insurance Co., Ltd	588,631	1,764,303
	Tongyang, Inc	315,577	287,290
#	Top Engineering Co., Ltd	163,654	1,192,485
	Tovis Co., Ltd	172,792	1,241,185
#	TS Corp	54,078	860,112
	TSE Co., Ltd	10,348	126,756
*	T’way Holdings, Inc	57,579	67,473
#	UIL Co., Ltd	74,875	296,970
	Uju Electronics Co., Ltd	57,684	471,885
	Unid Co., Ltd	74,368	2,729,626
	Viatron Technologies, Inc	2,049	14,879
#	Visang Education, Inc	48,747	290,745
#*	WillBes & Co. (The)	914,162	1,177,704
	WiSoL Co., Ltd	24,693	274,061
*	Wonik Holdings Co., Ltd	423,053	1,832,452
	Wonik Materials Co., Ltd	4,322	92,483
*	Woongjin Co., Ltd	52,645	54,451
#*	Woongjin Energy Co., Ltd	118,888	34,190
*	Woori Financial Group, Inc., Sponsored ADR	6,781	172,237
	Woori Financial Group, Inc	4,966,080	41,923,968
	Woorison F&G Co., Ltd	83,461	118,242
*	Woosu AMS Co., Ltd	13,008	34,491
#*	WooSung Feed Co., Ltd	213,826	522,212
	Y G-1 Co., Ltd	247,268	1,382,483
#*	YeaRimDang Publishing Co., Ltd	178,296	487,872
#	Yoosung Enterprise Co., Ltd	182,835	383,497
#	YooSung T&S Co., Ltd	154,410	335,792
	Youlchon Chemical Co., Ltd	8,056	84,007
	Young Poong Corp	4,091	2,143,313
	Young Poong Precision Corp	116,850	764,343
*	Youngone Corp	99,589	2,568,167
	Youngone Holdings Co., Ltd	25,108	870,814
*	Yuanta Securities Korea Co., Ltd	1,130,642	2,531,012
	YuHwa Securities Co., Ltd	26,087	254,619

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Zeus Co., Ltd	76,892	$868,071

TOTAL SOUTH KOREA.			2,338,318,888

TAIWAN — (17.3%)
	Ability Enterprise Co., Ltd	2,652,330	1,263,072
	AcBel Polytech, Inc	603,000	459,666
	Acer, Inc	21,413,109	11,842,123
#	ACES Electronic Co., Ltd	1,266,000	1,118,864
*	Acon Holding, Inc	1,945,000	486,454
	Advanced International Multitech Co., Ltd	444,000	553,258
*	Advanced Optoelectronic Technology, Inc	500,000	278,633
#*	AGV Products Corp	22,459,203	1,006,915
#*	Airmate Cayman International Co., Ltd	30,018	28,646
	Alcor Micro Corp	441,000	187,165
	Allis Electric Co., Ltd	1,490,410	1,023,563
	Alpha Networks, Inc	3,127,313	2,080,376
	Altek Corp	2,739,365	1,843,760
#	Ambassador Hotel (The)	1,615,000	1,370,345
	AMPOC Far-East Co., Ltd	1,177,000	1,077,288
*	AmTRAN Technology Co., Ltd	9,079,956	3,071,141
	Apacer Technology, Inc	578,210	798,373
	APCB, Inc	1,648,000	1,296,463
#	Apex International Co., Ltd	1,956,263	3,402,728
*	Apex Science & Engineering	92,536	38,199
	Ardentec Corp	2,956,058	2,639,798
	Asia Cement Corp	26,108,589	38,834,623
	Asia Electronic Material Co., Ltd	92,000	45,258
*	Asia Pacific Telecom Co., Ltd	5,141,204	1,330,798
*	Asia Plastic Recycling Holding, Ltd	2,183,942	404,060
	Asia Polymer Corp	3,926,830	1,906,610
	Asia Tech Image, Inc	62,000	107,989
#	Asia Vital Components Co., Ltd	3,224,984	3,568,051
	Asustek Computer, Inc	5,115,000	37,671,113
#	AU Optronics Corp., Sponsored ADR.	5,570,053	17,935,571
#	AU Optronics Corp	51,158,812	16,971,303
	Audix Corp	882,332	1,200,579
	Avermedia Technologies.	1,771,000	556,965
	AVY Precision Technology, Inc	1,148,587	1,129,240
	Bank of Kaohsiung Co., Ltd	5,396,897	1,734,106
	BES Engineering Corp	14,675,443	3,554,871
#	Bin Chuan Enterprise Co., Ltd	226,000	140,096
#*	Biostar Microtech International Corp	1,572,055	552,580
	Bright Led Electronics Corp	854,000	423,979
*	Cameo Communications, Inc	2,221,197	526,464
	Capital Securities Corp	21,781,158	7,324,558
#	Career Technology MFG. Co., Ltd	856,947	833,509
*	Carnival Industrial Corp	1,711,284	535,843
#	Casetek Holdings, Ltd	2,139,933	2,969,425
#	Catcher Technology Co., Ltd	7,152,000	56,637,345
	Cathay Chemical Works	563,000	333,170
	Cathay Financial Holding Co., Ltd	81,283,459	108,795,425
	Cathay Real Estate Development Co., Ltd	6,976,694	4,711,226
	Celxpert Energy Corp	419,000	396,920
	Central Reinsurance Co., Ltd	1,626,366	1,056,336
*	Chain Chon Industrial Co., Ltd	614,000	196,555
	ChainQui Construction Development Co., Ltd	981,449	713,993
*	Champion Building Materials Co., Ltd	2,929,828	607,318
	Chang Hwa Commercial Bank, Ltd	56,839,443	40,260,637
#	Channel Well Technology Co., Ltd	457,000	374,690

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	CHC Healthcare Group.	801,000	$1,000,011
#	Chen Full International Co., Ltd	266,000	302,385
	Cheng Loong Corp	10,291,659	6,688,809
*	Cheng Mei Materials Technology Corp	2,484,000	552,575
#	Cheng Uei Precision Industry Co., Ltd	4,560,635	5,904,724
	Chenming Electronic Technology Corp	455,000	192,604
	Chia Chang Co., Ltd	1,180,000	1,508,664
	Chia Hsin Cement Corp	4,739,191	3,211,645
	Chien Kuo Construction Co., Ltd	1,931,797	647,673
#	Chilisin Electronics Corp	1,650,000	6,343,144
	China Airlines, Ltd	35,013,353	9,257,756
	China Bills Finance Corp	3,514,000	1,765,683
	China Chemical & Pharmaceutical Co., Ltd	2,947,264	2,042,667
	China Development Financial Holding Corp	91,355,734	27,949,136
	China Electric Manufacturing Corp	3,207,480	1,212,760
	China General Plastics Corp	1,299,398	814,520
#	China Glaze Co., Ltd	1,195,799	403,280
*	China Life Insurance Co., Ltd	19,914,245	16,170,129
	China Man-Made Fiber Corp	15,504,899	3,835,962
	China Metal Products.	3,985,969	3,958,595
	China Motor Corp	2,280,099	2,813,499
#	China Petrochemical Development Corp	36,664,466	9,773,219
	China Steel Corp	141,220,320	107,606,892
#	China Steel Structure Co., Ltd	944,219	738,903
	China Wire & Cable Co., Ltd	1,071,600	918,429
	Chinese Maritime Transport, Ltd	999,270	892,752
	Chin-Poon Industrial Co., Ltd	3,791,815	3,801,619
	Chipbond Technology Corp	1,912,000	3,769,671
	ChipMOS Techinologies, Inc	4,450,085	4,354,957
	ChipMOS Technologies, Inc., ADR.	34,935	681,927
	Chun YU Works & Co., Ltd	2,210,000	1,431,398
	Chun Yuan Steel Industry Co., Ltd	5,122,287	1,702,593
	Chung Hsin Electric & Machinery Manufacturing Corp	4,219,250	3,767,326
#	Chung Hung Steel Corp	10,208,000	3,119,458
#	Chung Hwa Pulp Corp	4,718,353	1,348,616
	Chyang Sheng Dyeing & Finishing Co., Ltd	167,000	70,013
	Clevo Co	1,332,000	1,511,802
#*	CMC Magnetics Corp	13,048,638	3,491,380
*	CoAsia Electronics Corp	299,797	97,728
	Coland Holdings, Ltd	116,000	110,774
	Collins Co., Ltd	1,227,224	451,900
	Compal Electronics, Inc	50,003,332	30,110,092
	Compeq Manufacturing Co., Ltd	9,667,000	12,838,165
	Compucase Enterprise.	14,000	12,421
*	Concord Securities Co., Ltd	2,070,993	500,672
#	Continental Holdings Corp	4,609,540	1,932,100
	Contrel Technology Co., Ltd	1,203,000	626,122
#	Coretronic Corp	5,569,800	6,680,001
	Coxon Precise Industrial Co., Ltd	1,021,000	503,579
	Creative Sensor, Inc	529,000	370,642
#	CTBC Financial Holding Co., Ltd	184,910,073	134,112,921
	CviLux Corp	101,000	81,363
	CyberTAN Technology, Inc	799,000	405,330
#	DA CIN Construction Co., Ltd	2,584,579	1,820,055
*	Danen Technology Corp	264,931	36,101
	Darfon Electronics Corp	240,000	300,906
#	Darwin Precisions Corp	4,236,635	2,024,339
#	Delpha Construction Co., Ltd	786,015	429,196
	Depo Auto Parts Ind Co., Ltd	501,000	943,975

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dimerco Express Corp	156,000	$138,266
#	D-Link Corp	5,949,552	2,691,355
#*	Dynamic Electronics Co., Ltd	3,199,324	1,602,244
	Dynapack International Technology Corp	1,164,000	2,542,055
	E Ink Holdings, Inc	50,000	48,648
	E.Sun Financial Holding Co., Ltd	97,334,130	89,918,416
*	Edimax Technology Co., Ltd	1,877,902	576,784
#	Edison Opto Corp	1,030,000	405,552
	Edom Technology Co., Ltd	983,046	536,872
	Elite Semiconductor Memory Technology, Inc	1,277,000	1,426,180
*	Elitegroup Computer Systems Co., Ltd	3,532,395	1,424,554
*	ENG Electric Co., Ltd	290,997	37,852
	EnTie Commercial Bank Co., Ltd	2,446,232	1,245,265
*	Epileds Technologies, Inc	228,000	97,967
#	Epistar Corp	11,435,869	12,765,110
#	Eson Precision Ind. Co., Ltd	930,000	1,048,413
	Eternal Materials Co., Ltd	1,775,513	1,579,154
	Eva Airways Corp	28,372,355	11,407,459
#*	Everest Textile Co., Ltd	3,998,125	1,109,722
	Evergreen International Storage & Transport Corp	6,903,000	3,139,672
*	Evergreen Marine Corp. Taiwan, Ltd	27,320,145	10,507,238
	Everlight Chemical Industrial Corp	680,950	341,008
	Everlight Electronics Co., Ltd	3,503,000	4,348,559
	Excellence Opto, Inc	96,000	77,089
	Excelsior Medical Co., Ltd	1,114,527	1,944,939
	EZconn Corp	194,250	235,579
	Far Eastern Department Stores, Ltd	11,522,445	9,340,606
	Far Eastern International Bank.	29,179,177	11,445,329
	Far Eastern New Century Corp	36,293,528	33,645,810
	Farglory F T Z Investment Holding Co., Ltd	1,431,648	1,144,189
	Farglory Land Development Co., Ltd	3,502,264	4,656,189
*	Federal Corp	4,337,160	1,683,733
*	First Copper Technology Co., Ltd	1,459,750	416,736
	First Financial Holding Co., Ltd	89,310,283	69,504,054
	First Hotel.	1,499,857	744,598
	First Insurance Co., Ltd. (The)	2,782,064	1,311,152
#	First Steamship Co., Ltd	5,628,360	1,778,175
	FIT Holding Co., Ltd	185,150	106,177
	FLEXium Interconnect, Inc	200,000	689,875
	FocalTech Systems Co., Ltd	769,000	638,761
	Forest Water Environment Engineering Co., Ltd	20,000	31,120
	Formosa Advanced Technologies Co., Ltd	2,043,000	2,495,813
	Formosa Chemicals & Fibre Corp	659,000	1,839,495
	Formosa Laboratories, Inc	844,154	1,163,747
	Formosa Taffeta Co., Ltd	6,465,511	7,193,126
	Formosan Rubber Group, Inc	2,855,957	1,786,974
#	Formosan Union Chemical	3,172,843	1,362,926
	Founding Construction & Development Co., Ltd	2,231,418	1,164,178
	Foxconn Technology Co., Ltd	6,781,142	13,458,438
#	Froch Enterprise Co., Ltd	2,001,734	777,794
	FSP Technology, Inc	1,373,292	954,688
	Fubon Financial Holding Co., Ltd	71,829,471	106,520,808
	Fullerton Technology Co., Ltd	1,045,200	667,540
#	Fulltech Fiber Glass Corp	4,494,216	1,664,759
	Fwusow Industry Co., Ltd	1,629,043	990,295
	G Shank Enterprise Co., Ltd	1,571,902	1,163,113
#*	Gemtek Technology Corp	3,389,962	2,632,747
	General Interface Solution Holding, Ltd	769,000	2,526,038
	Getac Technology Corp	692,065	1,129,490

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Giantplus Technology Co., Ltd	3,118,100	$1,261,717
	Gigabyte Technology Co., Ltd	4,532,287	7,589,486
#*	Gigastorage Corp	2,573,433	999,876
#	Global Brands Manufacture, Ltd	3,224,951	1,539,761
	Globe Union Industrial Corp	2,579,625	1,450,587
#	Gloria Material Technology Corp	5,206,116	2,999,466
#*	Gold Circuit Electronics, Ltd	4,617,965	2,297,056
#	Goldsun Building Materials Co., Ltd	12,162,261	5,897,699
	Good Will Instrument Co., Ltd	172,746	144,494
#	Grand Fortune Securities Co., Ltd	667,000	196,194
#	Grand Ocean Retail Group, Ltd	1,033,000	747,033
#*	Grand Pacific Petrochemical.	11,558,000	6,470,113
	Great China Metal Industry.	967,000	770,412
	Great Wall Enterprise Co., Ltd	5,278,169	7,190,535
*	Green Energy Technology, Inc	1,424,880	5,660
	GTM Holdings Corp	1,282,900	953,143
#	Hannstar Board Corp	3,739,547	4,586,576
#	HannStar Display Corp	26,103,435	6,418,534
#*	HannsTouch Solution, Inc	3,723,001	1,525,721
	Hanpin Electron Co., Ltd	286,000	300,246
#	Harvatek Corp	1,435,553	555,201
	Hey Song Corp	2,899,500	3,153,810
	Highwealth Construction Corp	1,051,000	1,569,733
	Hiroca Holdings, Ltd	720,000	1,463,410
	Hitron Technology, Inc	882,098	612,457
	Ho Tung Chemical Corp	10,132,475	2,655,764
	Hocheng Corp	2,424,300	633,755
	Hold-Key Electric Wire & Cable Co., Ltd	34,124	9,900
	Hon Hai Precision Industry Co., Ltd	84,908,192	230,865,880
	Hong Pu Real Estate Development Co., Ltd	2,140,655	1,595,884
	Hong TAI Electric Industrial.	2,078,000	719,810
	Hong YI Fiber Industry Co	870,000	519,152
*	Horizon Securities Co., Ltd	3,382,000	734,936
#	Hsin Kuang Steel Co., Ltd	1,051,124	1,095,339
	Hsing TA Cement Co	1,316,614	811,077
#	HTC Corp	5,252,000	5,883,596
*	HUA ENG Wire & Cable Co., Ltd	3,389,035	1,041,728
	Hua Nan Financial Holdings Co., Ltd	58,533,896	41,716,345
	Huaku Development Co., Ltd	793,000	2,342,299
	Huang Hsiang Construction Corp	1,030,000	1,229,315
#	Hung Ching Development & Construction Co., Ltd	1,370,468	938,508
	Hung Sheng Construction, Ltd	4,597,336	3,469,962
	Huxen Corp	250,281	442,388
	Hwacom Systems, Inc	270,000	132,545
	IBF Financial Holdings Co., Ltd	31,816,350	12,343,658
	Ichia Technologies, Inc	2,385,260	1,241,393
*	I-Chiun Precision Industry Co., Ltd	1,758,000	465,722
	IEI Integration Corp	30,200	50,017
	Infortrend Technology, Inc	1,013,000	430,705
#	Innolux Corp	76,730,544	22,059,052
	Inpaq Technology Co., Ltd	280,250	302,329
#*	Integrated Service Technology, Inc	115,570	151,529
#	International CSRC Investment Holdings Co	9,675,166	9,719,055
	Inventec Corp	30,046,277	22,619,525
	ITE Technology, Inc	1,667,479	2,226,138
	Jarllytec Co., Ltd	709,000	1,871,423
	Jean Co., Ltd	302,000	99,020
	Jess-Link Products Co., Ltd	1,084,500	1,070,224
	Jih Sun Financial Holdings Co., Ltd	11,507,456	3,790,897

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jinli Group Holdings, Ltd	1,377,532	$458,124
#	K Laser Technology, Inc	1,457,601	788,285
	Kaulin Manufacturing Co., Ltd	1,173,656	568,827
	KEE TAI Properties Co., Ltd	1,856,000	731,077
#	Kenmec Mechanical Engineering Co., Ltd	1,594,000	819,501
#	Kindom Development Co., Ltd	4,269,000	3,973,959
	King Chou Marine Technology Co., Ltd	243,100	271,053
	King Yuan Electronics Co., Ltd	12,284,805	13,058,305
	King’s Town Bank Co., Ltd	10,678,012	12,085,023
*	King’s Town Construction Co., Ltd	426,380	436,340
#*	Kinko Optical Co., Ltd	939,000	797,475
	Kinpo Electronics.	15,039,375	6,961,635
#	Kinsus Interconnect Technology Corp	2,782,000	4,275,217
#	KNH Enterprise Co., Ltd	1,168,078	613,562
*	Kung Sing Engineering Corp	3,508,614	1,019,460
	Kuo Toong International Co., Ltd	1,303,808	762,087
	Kuoyang Construction Co., Ltd	3,839,811	2,454,819
	Kwong Fong Industries Corp	718,649	300,484
	Kwong Lung Enterprise Co., Ltd	153,000	224,398
#	KYE Systems Corp	2,129,909	551,328
	L&K Engineering Co., Ltd	1,697,000	1,685,661
*	LAN FA Textile.	2,130,713	491,636
	Leader Electronics, Inc	1,363,056	308,304
#	Lealea Enterprise Co., Ltd	7,819,941	2,312,108
	LEE CHI Enterprises Co., Ltd	1,651,900	492,815
*	Leofoo Development Co., Ltd	1,275,849	593,878
*	LES Enphants Co., Ltd	688,000	158,671
#	Lextar Electronics Corp	3,354,000	1,838,018
	Li Peng Enterprise Co., Ltd	6,071,381	1,338,802
	Lida Holdings, Ltd	316,680	389,762
	Lien Hwa Industrial Holdings Corp	5,713,768	7,120,364
	Lingsen Precision Industries, Ltd	3,665,480	1,311,005
	Lite-On Semiconductor Corp	2,650,729	3,575,111
	Lite-On Technology Corp	24,363,738	37,744,385
	Long Bon International Co., Ltd	1,292,880	595,181
	Longchen Paper & Packaging Co., Ltd	8,036,807	3,631,711
*	Lucky Cement Corp	1,815,000	472,793
	Macronix International.	17,794,605	21,870,473
	Materials Analysis Technology, Inc	37,000	85,992
	Mayer Steel Pipe Corp	1,565,456	803,705
	Maywufa Co., Ltd	182,070	84,090
	Mega Financial Holding Co., Ltd	81,559,796	84,740,423
	Mercuries & Associates Holding, Ltd	3,510,514	2,616,534
*	Mercuries Life Insurance Co., Ltd	11,791,999	4,837,226
#*	MIN AIK Technology Co., Ltd	1,361,600	520,323
	Mitac Holdings Corp	7,088,859	6,745,800
*	Motech Industries, Inc	2,951,658	706,613
	MPI Corp	378,000	912,533
#	Nan Ren Lake Leisure Amusement Co., Ltd	1,652,000	593,471
#	Nan Ya Printed Circuit Board Corp	2,145,000	3,033,489
	Nanya Technology Corp	12,101,000	30,540,277
*	New Asia Construction & Development Corp	1,658,304	311,847
	New Era Electronics Co., Ltd	168,000	91,008
	Nien Hsing Textile Co., Ltd	1,317,061	892,803
#	Nishoku Technology, Inc	264,000	559,323
*	O-Bank Co., Ltd	1,286,000	324,366
	OptoTech Corp	2,537,828	1,847,825
*	Orient Semiconductor Electronics, Ltd	1,705,670	729,117
	Pacific Construction Co	2,487,452	846,784

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

	Shares	Value»
TAIWAN — (Continued)
Pan Jit International, Inc	1,211,100	$949,477
Pan-International Industrial Corp	5,281,444	3,497,509
* Paragon Technologies Co., Ltd	547,191	633,807
Pegatron Corp	25,845,998	53,587,927
* Phihong Technology Co., Ltd	3,090,882	888,734
Plastron Precision Co., Ltd	38,156	23,601
# Plotech Co., Ltd	640,000	387,370
Pou Chen Corp	22,237,550	25,684,348
President Securities Corp	10,323,324	4,805,863
Prince Housing & Development Corp	7,885,018	2,823,876
Promate Electronic Co., Ltd	123,000	139,052
* Promise Technology, Inc	813,000	176,847
Qisda Corp	17,946,171	11,905,185
Qualipoly Chemical Corp	290,593	257,610
# Quintain Steel Co., Ltd	1,902,473	396,908
Radiant Opto-Electronics Corp	845,000	2,899,533
Radium Life Tech Co., Ltd	9,287,226	3,127,882
Rich Development Co., Ltd	6,344,054	2,091,444
* Ritek Corp	14,369,095	2,761,946
* Rotam Global Agrosciences, Ltd	358,693	163,907
Ruentex Development Co., Ltd	4,459,320	6,229,418
Ruentex Industries, Ltd	2,503,600	5,596,975
Sampo Corp	3,311,340	2,161,924
San Fang Chemical Industry Co., Ltd	23,000	16,935
# San Far Property, Ltd	1,818,876	1,553,293
Sanyang Motor Co., Ltd	2,660,624	1,786,315
Sesoda Corp	1,787,098	1,462,336
Shan-Loong Transportation Co., Ltd	563,000	552,609
Sharehope Medicine Co., Ltd	112,770	113,811
Sheng Yu Steel Co., Ltd	1,239,000	790,321
ShenMao Technology, Inc	839,000	630,347
# Shih Her Technologies, Inc	411,000	643,743
* Shih Wei Navigation Co., Ltd	2,342,577	577,969
# Shihlin Electric & Engineering Corp	4,259,000	6,344,151
# Shin Kong Financial Holding Co., Ltd	77,965,996	25,215,686
Shin Zu Shing Co., Ltd	1,659,000	8,013,416
* Shining Building Business Co., Ltd	1,381,368	445,645
# Shinkong Insurance Co., Ltd	2,549,412	3,282,518
Shinkong Synthetic Fibers Corp	15,172,754	5,789,975
* Shuttle, Inc	3,439,015	1,265,312
Sigurd Microelectronics Corp	5,234,231	5,898,346
* Silicon Integrated Systems Corp	4,415,808	1,070,808
Silitech Technology Corp	150,878	122,862
Sincere Navigation Corp	3,828,242	1,853,028
Sinher Technology, Inc	273,000	376,536
Sinon Corp	5,259,877	3,319,384
SinoPac Financial Holdings Co., Ltd	86,180,595	36,550,728
Sinphar Pharmaceutical Co., Ltd	70,000	53,963
Sirtec International Co., Ltd	672,200	623,303
Siward Crystal Technology Co., Ltd	1,947,875	1,201,673
* Solar Applied Materials Technology Co	1,697,919	1,200,100
Solomon Technology Corp	488,000	329,130
Solteam, Inc	39,390	37,157
Southeast Cement Co., Ltd	2,317,700	1,305,532
Spirox Corp	475,563	547,043
Sunplus Technology Co., Ltd	5,475,620	2,163,303
# Sunrex Technology Corp	1,311,108	1,575,052
# Sunspring Metal Corp	680,000	577,038
Supreme Electronics Co., Ltd	4,389,441	4,715,678

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sweeten Real Estate Development Co., Ltd	1,430,217	$1,026,199
	Synnex Technology International Corp	7,385,550	9,114,332
	T3EX Global Holdings Corp	328,499	251,208
	Ta Ya Electric Wire & Cable.	6,170,262	2,281,443
#	Tah Hsin Industrial Corp	1,082,900	1,673,963
#	TA-I Technology Co., Ltd	133,500	275,441
#*	Tai Tung Communication Co., Ltd	451,000	236,652
	Taichung Commercial Bank Co., Ltd	29,500,492	11,831,627
	Taiflex Scientific Co., Ltd	2,209,960	3,233,232
#	Tainan Enterprises Co., Ltd	1,057,183	881,174
#	Tainan Spinning Co., Ltd	13,657,485	4,590,151
*	Tainergy Tech Co., Ltd	1,067,466	451,576
#	Tai-Saw Technology Co., Ltd	158,000	112,357
	Taishin Financial Holding Co., Ltd	83,919,718	39,111,822
	Taisun Enterprise Co., Ltd	743,423	488,354
	Taita Chemical Co., Ltd	2,393,581	789,278
	Taiwan Business Bank.	45,025,403	18,287,297
#	Taiwan Cement Corp	66,265,095	91,695,411
	Taiwan Chinsan Electronic Industrial Co., Ltd	320,000	339,632
	Taiwan Cogeneration Corp	1,265,333	1,354,046
	Taiwan Cooperative Financial Holding Co., Ltd	67,644,886	46,372,017
	Taiwan Fertilizer Co., Ltd	5,634,000	8,878,701
	Taiwan Fire & Marine Insurance Co., Ltd	1,545,000	1,064,353
#	Taiwan FU Hsing Industrial Co., Ltd	648,000	903,624
	Taiwan Glass Industry Corp	13,162,982	4,502,681
	Taiwan Hon Chuan Enterprise Co., Ltd	1,317,932	2,619,200
	Taiwan Hopax Chemicals Manufacturing Co., Ltd	1,732,000	1,083,246
*	Taiwan Land Development Corp	7,194,322	1,863,098
	Taiwan Navigation Co., Ltd	2,031,000	1,109,510
	Taiwan PCB Techvest Co., Ltd	3,385,946	3,680,334
	Taiwan Pulp & Paper Corp	2,615,660	1,730,263
	Taiwan Shin Kong Security Co., Ltd	39,000	47,820
	Taiwan Surface Mounting Technology Corp	2,335,991	7,580,024
#	Taiwan TEA Corp	8,157,092	4,264,123
	Taiyen Biotech Co., Ltd	1,014,217	1,063,647
#*	Tatung Co., Ltd	3,510,000	2,256,622
	Te Chang Construction Co., Ltd	16,260	16,087
	Teco Electric and Machinery Co., Ltd	14,077,725	12,512,176
	Tera Autotech Corp	23,000	22,346
	Test-Rite International Co., Ltd	1,473,266	999,358
*	Tex-Ray Industrial Co., Ltd	318,000	82,842
	Thye Ming Industrial Co., Ltd	26,000	26,750
	Ton Yi Industrial Corp	3,768,600	1,355,050
	Tong Yang Industry Co., Ltd	2,384,000	3,340,078
	Tong-Tai Machine & Tool Co., Ltd	2,440,447	1,305,184
	Topco Technologies Corp	6,000	13,780
#	Topoint Technology Co., Ltd	1,680,459	1,177,102
#*	TPK Holding Co., Ltd	4,101,000	6,360,674
	Tripod Technology Corp	2,674,000	9,811,671
	Tsann Kuen Enterprise Co., Ltd	215,000	115,459
*	TSEC Corp	1,323,036	315,419
	TSRC Corp	113,000	85,757
	Tung Ho Steel Enterprise Corp	10,875,274	8,091,325
	TXC Corp	1,802,000	2,579,238
	TYC Brother Industrial Co., Ltd	1,656,723	1,407,979
*	Tycoons Group Enterprise.	4,387,337	717,400
#	Tyntek Corp	2,234,097	968,279
	UDE Corp	353,000	288,601
	U-Ming Marine Transport Corp	2,911,000	2,943,682

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Unimicron Technology Corp	13,417,363	$16,690,727
*	Union Bank Of Taiwan.	13,994,959	5,336,720
	Unitech Computer Co., Ltd	1,024,739	775,280
#	Unitech Printed Circuit Board Corp	5,774,466	5,586,659
#	United Microelectronics Corp	146,726,681	71,625,312
*	United Renewable Energy Co., Ltd	17,496,072	4,187,076
#*	Unity Opto Technology Co., Ltd	2,993,000	611,044
	Univacco Technology, Inc	46,000	35,431
	Universal Cement Corp	5,066,583	3,078,194
#*	Unizyx Holding Corp	1,586,000	887,229
	UPC Technology Corp	11,335,598	3,796,207
	USI Corp	8,304,827	3,431,585
*	Usun Technology Co., Ltd	128,100	106,390
	Ve Wong Corp	1,423,806	1,255,455
	Victory New Materials, Ltd. Co	1,325,687	632,448
	Wah Hong Industrial Corp	531,516	444,022
	Wah Lee Industrial Corp	2,051,000	3,760,667
	Walsin Lihwa Corp	21,092,412	10,259,414
	Walton Advanced Engineering, Inc	3,230,853	1,173,856
	Wan Hai Lines, Ltd	7,487,000	4,175,829
	Weikeng Industrial Co., Ltd	2,856,490	1,636,586
#	Well Shin Technology Co., Ltd	932,080	1,487,609
*	Wha Yu Industrial Co., Ltd	238,000	121,109
	Winbond Electronics Corp	37,825,572	20,846,871
	Winstek Semiconductor Co., Ltd	247,000	211,965
	Wintek Corp	20,783,484	236,049
	Wisdom Marine Lines Co., Ltd	3,684,953	3,427,030
	Wistron Corp	36,978,343	32,955,169
	WPG Holdings, Ltd	10,420,284	13,063,458
	WT Microelectronics Co., Ltd	7,588,751	9,598,735
	WUS Printed Circuit Co., Ltd	2,046,965	1,929,898
*	Yang Ming Marine Transport Corp	11,706,759	2,606,865
	YC INOX Co., Ltd	4,114,833	3,462,798
	YCC Parts Manufacturing Co., Ltd	10,000	16,651
	Yea Shin International Development Co., Ltd	1,281,825	713,224
#	Yem Chio Co., Ltd	4,988,371	1,838,784
*	Yeong Guan Energy Technology Group Co., Ltd	843,000	1,590,934
	YFC-Boneagle Electric Co., Ltd	34,000	25,505
#	YFY, Inc	16,844,847	7,271,114
	Yi Jinn Industrial Co., Ltd	2,439,142	1,100,934
	Yieh Phui Enterprise Co., Ltd	13,640,265	4,102,894
	Young Fast Optoelectronics Co., Ltd	988,000	640,526
#	Youngtek Electronics Corp	1,201,047	1,877,526
	Yuanta Financial Holding Co., Ltd	122,489,918	79,321,963
#	Yulon Motor Co., Ltd	11,390,572	6,684,945
	Yung Chi Paint & Varnish Manufacturing Co., Ltd	208,687	483,608
	Zenitron Corp	2,111,000	1,429,325
	Zero One Technology Co., Ltd	604,000	550,687
	Zhen Ding Technology Holding, Ltd	3,827,000	14,801,443
	Zig Sheng Industrial Co., Ltd	4,776,352	1,161,048
#	Zinwell Corp	701,000	429,693
	ZongTai Real Estate Development Co., Ltd	1,550,159	1,572,121

TOTAL TAIWAN			2,922,684,491

THAILAND — (2.8%)
	AAPICO Hitech PCL.	226,500	99,552
	AAPICO Hitech PCL.	816,861	359,031
	AJ Plast PCL.	1,465,000	387,753
	Amata Corp. PCL.	1,006,900	526,547

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

	Shares	Value»
THAILAND — (Continued)
Ananda Development PCL	5,845,600	$386,331
AP Thailand PCL.	21,192,230	4,691,254
* Asia Aviation PCL.	4,545,600	253,749
* Asia Aviation PCL.	405,600	22,642
Asia Plus Group Holdings PCL.	6,191,100	333,688
Bangchak Corp. PCL.	6,656,400	5,338,787
Bangkok Airways PCL.	4,493,000	850,456
Bangkok Bank PCL.	2,513,553	11,612,179
Bangkok Insurance PCL	215,128	1,987,708
Bangkok Land PCL.	85,295,096	3,256,374
Bangkok Life Assurance PCL.	1,151,900	713,239
Bangkok Ranch PCL.	3,615,300	266,769
Bank of Ayudhya PCL.	110,200	98,993
Banpu PCL	38,441,050	12,456,035
Better World Green PCL.	4,257,100	72,386
Cal-Comp Electronics Thailand PCL, Class F.	23,580,214	1,339,011
Charoen Pokphand Foods PCL.	27,695,800	26,656,208
Charoong Thai Wire & Cable PCL, Class F.	1,134,900	182,050
Esso Thailand PCL.	9,313,400	2,016,858
GFPT PCL.	3,918,600	1,558,891
Global Green Chemicals PCL, Class F.	340,900	125,773
Hana Microelectronics PCL.	5,282,600	5,974,066
ICC International PCL.	2,384,400	2,964,244
Ichitan Group PCL.	1,168,300	186,658
Indorama Ventures PCL.	2,840,500	2,574,402
IRPC PCL.	61,085,800	5,644,116
Italian-Thai Development PCL	22,633,100	1,052,871
Kasikornbank PCL.	11,785,501	53,123,609
KGI Securities Thailand PCL.	6,374,400	940,720
Khon Kaen Sugar Industry PCL.	10,055,807	767,816
Kiatnakin Bank PCL	2,019,000	4,420,813
Krung Thai Bank PCL.	25,265,100	13,049,987
Lalin Property PCL.	204,200	33,411
LH Financial Group PCL	17,324,546	755,899
LPN Development PCL.	11,740,102	1,830,507
* MCOT PCL.	587,000	174,198
Millcon Steel PCL.	5,155,313	87,658
Nawarat Patanakarn PCL	516,500	7,125
* Padaeng Industry PCL.	336,900	58,366
Polyplex Thailand PCL.	3,538,625	1,532,609
* Precious Shipping PCL.	8,278,150	1,527,089
Property Perfect PCL	38,337,000	971,647
Pruksa Holding PCL.	5,793,400	2,620,691
PTT Exploration & Production PCL	10,282,500	41,235,563
PTT Global Chemical PCL	13,711,241	21,554,405
PTT PCL.	90,692,200	125,840,156
Quality Houses PCL.	38,544,397	3,066,734
* Regional Container Lines PCL.	3,498,400	309,772
Rojana Industrial Park PCL.	10,008,073	1,637,510
Saha Pathana Inter-Holding PCL.	2,531,600	5,604,119
Saha Pathanapibul PCL.	1,476,933	2,487,616
* Sahakol Equipment PCL	1,782,300	98,921
Saha-Union PCL.	2,293,600	3,127,302
Sahaviriya Steel Industries PCL.	90,527,440	27,301
Samart Telcoms PCL.	113,900	26,127
Sansiri PCL.	41,377,166	1,327,468
SC Asset Corp. PCL.	20,380,753	1,451,565
* SCG Ceramics PCL	456,027	19,458
Sena Development PCL.	1,331,366	112,762

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Commercial Bank PCL (The)	6,683,700	$21,013,879
	Siam Future Development PCL.	7,069,295	1,213,370
	Singha Estate PCL.	547,000	39,661
	Somboon Advance Technology PCL	2,156,600	878,692
	SPCG PCL.	104,900	67,308
	Sri Trang Agro-Industry PCL.	7,849,940	3,273,956
	Srithai Superware PCL	15,076,100	343,408
	Star Petroleum Refining PCL.	14,326,700	3,906,864
	STP & I PCL.	5,160,800	976,860
	Supalai PCL.	9,787,900	5,087,070
	Super Energy Corp. PCL.	114,997,600	1,881,578
	Susco PCL	126,100	10,923
	SVI PCL.	228,800	23,636
	Syntec Construction PCL.	5,229,800	322,144
*	Tata Steel Thailand PCL.	35,263,200	452,527
*	Thai Airways International PCL.	7,637,911	1,408,983
	Thai Oil PCL.	5,472,000	9,128,778
	Thai Rayon PCL.	58,700	49,435
	Thai Stanley Electric PCL.	41,000	216,378
	Thai Stanley Electric PCL, Class F.	174,600	921,453
	Thai Wacoal PCL	85,000	126,477
*	Thaicom PCL.	4,310,300	522,712
	Thanachart Capital PCL	3,649,400	6,088,187
	Thitikorn PCL.	1,800,500	534,316
	Thoresen Thai Agencies PCL.	6,559,178	765,974
	TMB Bank PCL.	149,555,109	6,765,246
	TPI Polene PCL.	49,926,040	2,514,722
	TPI Polene Power PCL.	638,200	88,042
	True Corp. PCL.	108,227,400	13,055,342
	Unique Engineering & Construction PCL	262,100	60,122
	Univentures PCL.	7,209,300	1,073,184
	Vinythai PCL.	2,464,817	1,905,746
	Workpoint Entertainment PCL.	303,200	122,564

TOTAL THAILAND.			468,657,082

TURKEY — (0.8%)
*	Akbank T.A.S	16,082,244	22,185,709
#*	Albaraka Turk Katilim Bankasi A.S	6,494,786	1,833,063
	Anadolu Anonim Turk Sigorta Sirketi.	2,740,994	2,267,505
	Anadolu Cam Sanayii A.S	2,077,462	1,642,943
	Anadolu Efes Biracilik Ve Malt Sanayii A.S	287,391	1,187,383
*	Bagfas Bandirma Gubre Fabrikalari A.S	361,839	1,158,689
#*	Bera Holding A.S	1,452,834	1,070,948
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S	425,510	898,399
*	Cimsa Cimento Sanayi VE Ticaret A.S	550,212	905,959
#	Dogan Sirketler Grubu Holding A.S	3,543,734	1,205,981
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S	1,677,567	1,170,454
	Enka Insaat ve Sanayi A.S	3,760,505	4,426,547
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S	1,934,165	1,585,666
*	GSD Holding AS.	977,949	258,563
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A.	772,429	362,988
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D.	9,790,139	4,600,635
*	Pegasus Hava Tasimaciligi A.S	110,867	1,267,987
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S	1,677,348	2,001,424
#	Trakya Cam Sanayii A.S	4,910,448	3,303,883
#*	Turk Hava Yollari AO.	6,836,243	15,596,161
#*	Turkiye Garanti Bankasi A.S	17,800,101	35,323,731
#*	Turkiye Halk Bankasi A.S	3,642,964	4,209,739
*	Turkiye Is Bankasi A.S., Class C	9,560,380	11,547,616

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

	Shares	Value»
TURKEY — (Continued)
* Turkiye Sinai Kalkinma Bankasi A.S	17,366,814	$3,971,586
# Turkiye Sise ve Cam Fabrikalari A.S	3,449,257	3,201,566
* Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	6,942,244
#* Yapi ve Kredi Bankasi A.S	20,095,154	9,961,566

TOTAL TURKEY.		144,088,935

TOTAL COMMON STOCKS		16,204,573,765

PREFERRED STOCKS — (1.4%)

BRAZIL — (1.3%)
Banco ABC Brasil S.A	1,068,853	5,418,390
Banco Bradesco SA.	885,365	6,799,527
Banco do Estado do Rio Grande do Sul SA, Class B.	2,587,768	12,139,415
Banco Pan SA.	387,056	878,481
Cia Brasileira de Distribuicao.	765,758	15,212,883
Cia Ferro Ligas da Bahia - FERBASA	529,138	2,409,329
Eucatex SA Industria e Comercio.	262,828	459,056
Gerdau SA.	494,320	2,314,275
Grazziotin SA.	6,400	49,316
Marcopolo SA.	4,061,600	4,590,236
Petroleo Brasileiro SA.	24,139,203	160,360,605
Schulz SA.	118,480	326,452
Unipar Carbocloro SA.	416,749	3,182,104
Usinas Siderurgicas de Minas Gerais SA, Class A	318,971	717,249

TOTAL BRAZIL.		214,857,318

COLOMBIA — (0.1%)
Avianca Holdings SA.	1,662,764	979,670
Grupo Argos SA.	374,078	1,421,934
Grupo de Inversiones Suramericana SA	1,026,958	8,377,815

TOTAL COLOMBIA		10,779,419

SOUTH KOREA — (0.0%)
* CJ Corp	572	29,498

TOTAL PREFERRED STOCKS.		225,666,235

RIGHTS/WARRANTS — (0.0%)

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19.	65,061	0

SOUTH AFRICA — (0.0%)
* Brait SE Rights 02/14/2020.	4,272,962	446,984

THAILAND — (0.0%)
* Property Perfect Rights 09/30/19.	4,357,962	0

TOTAL RIGHTS/WARRANTS.		446,984

TOTAL INVESTMENT SECURITIES
(Cost $16,014,344,931)		16,430,686,984
		Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	35,387,127	409,499,833

TOTAL INVESTMENTS — (100.0%)
(Cost $16,423,765,976)^^		$16,840,186,817

DIMENSIONAL EMERGING MARKETS VALUE FUND CONTINUED

As of January 31, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	03/20/20	$35,459,418	$34,128,250	$(1,331,168)
S&P 500® Emini Index.	579	03/20/20	95,056,359	93,334,800	(1,721,559)
Total Futures Contracts.			$130,515,777	$127,463,050	$(3,052,727)

Summary of the Fund’s investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,155,546,431	—	—	$1,155,546,431
Chile	61,792,130	$118,480,919	—	180,273,049
China.	313,890,010	3,333,155,924	—	3,647,045,934
Colombia.	25,045,887	—	—	25,045,887
Czech Republic	—	34,041,161	—	34,041,161
Greece.	—	36,140,021	—	36,140,021
Hungary.	—	41,440,699	—	41,440,699
India.	101,582,391	2,116,067,418	—	2,217,649,809
Indonesia.	42,818	404,114,336	—	404,157,154
Malaysia.	18,183	434,590,204	—	434,608,387
Mexico.	498,478,778	—	—	498,478,778
Philippines.	—	190,151,283	—	190,151,283
Poland.	—	158,258,900	—	158,258,900
Russia.	29,822,098	333,563,921	—	363,386,019
South Africa.	176,430,632	768,170,225	—	944,600,857
South Korea	238,354,935	2,099,963,953	—	2,338,318,888
Taiwan.	18,617,498	2,904,066,993	—	2,922,684,491
Thailand	468,629,781	27,301	—	468,657,082
Turkey.	—	144,088,935	—	144,088,935
Preferred Stocks
Brazil	214,857,318	—	—	214,857,318
Colombia.	10,779,419	—	—	10,779,419
South Korea	—	29,498	—	29,498
Rights/Warrants
South Africa.	—	446,984	—	446,984
Securities Lending Collateral.	—	409,499,833	—	409,499,833
Futures Contracts**	(3,052,727)	—	—	(3,052,727)
TOTAL.	$3,310,835,582	$13,526,298,508	—	$16,837,134,090

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the Fund ) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the Advisor ).

SECURITY VALUATION

The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

  Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day.

International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ( NOCP ). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2020, the total cost of securities for federal income tax purposes was $16,423,484 for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.